Filed with the U.S. Securities and Exchange Commission on October 28, 2026
1933 Act Registration File No. 033-12213
1940 Act File No. 811-05037

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	907	[	X	]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	908	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)
 615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (414) 516-1523

Craig A. Benton, President
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)
Copy to:
Rachael Schwartz, Esq.
Sullivan & Worcester LLP
1251 Avenue of the Americas, 19th Floor
New York, New York 10020
It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 31, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 907 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal period ended June 30, 2026 for one series of the Trust: Pabrai Wagons ETF.

Pabrai Wagons ETF

WAGN

Listed on the NYSE ARCA

PROSPECTUS
October 31, 2026

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

SUMMARY SECTION

Investment Objective
The Pabrai Wagons ETF (the “Fund”) seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.90%

(1)Pursuant to an investment advisory agreement (the “Investment Advisory Agreement”), Dhandho Funds, LLC DBA Pabrai Wagons Advisors (the “Advisor”) has agreed to pay all expenses of the Fund except for the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$92	$287	$498	$1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended June 30, 2026, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve long-term capital appreciation.

Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. Equity securities that the Fund will invest in consists primarily of common stocks of companies of any size market capitalization. The Fund may invest in both growth and value companies. In selecting investments, the portfolio manager can also invest where it is deemed appropriate in companies having special situations and whose shares are out of favor, but appear to have prospects for above-average growth and recovery over an extended period of time. Such companies may include companies that are experiencing management changes, for instance. The Fund may invest up to 100% of its total assets in securities issued by foreign issuers, including in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Exchange Traded Funds (“ETFs”), and directly in foreign equity securities. The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. The Fund’s non-U.S. investments may include equity securities issued by companies that are established or operating in emerging market countries and up to 100% of the Fund’s total assets may be invested in securities of companies located in emerging markets. The Advisor considers emerging markets to be those countries included in the MSCI Emerging Markets Index or classified by World Bank, the International Finance Corporation, and the United Nations (and its agencies). These countries are typically located in Central and Eastern Europe, Africa, the Middle East, Asia and Central and South America. The Fund may also invest in pre-emerging markets, also known as frontier markets. As of the end of the last fiscal year, the Predecessor Fund held a significant amount of assets in a single Indian security.

The Fund may also invest in preferred stocks, and other equity-like instruments, such as partnership interests, limited liability company interests, business trust shares and rights, Real Estate Investment Trusts (“REITs”), and other securities that are convertible into equity securities. The Fund may also invest in unregistered (“Rule 144A”) securities to the extent permitted by the 1940 Act. The Fund may, from time to time, have significant exposure to one or more sectors of the market.
Although the Fund normally holds a focused portfolio of equity securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. In certain market conditions, the Advisor may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time.
The investment philosophy of Dhandho Funds LLC dba Pabrai Wagons Advisors is rooted in the belief that exceptional investment performance is usually the product of only a few great investments held for a very long time; the key is to not only find the great investments, but also not sell them. The Fund will seek to buy high-quality businesses when they are available at a meaningful discount to their underlying intrinsic value. “High-quality” is defined as those businesses that have a proven, repeated ability to reinvest capital at high rates and are run by exceptional people. The Fund will be opportunistic and will be open to acquiring businesses in many different geographies. Once the Advisor acquires these businesses, it will endeavor to hold and allow them to compound for the long-run. Reminiscent of the defensive maneuver of American pioneers in the 1800s, the Fund will “circle the wagons” around its highest conviction holdings, which it believes will have the highest potential for investment returns. If the Fund needs to sell securities to meet cash needs, it will generally avoid selling these high conviction securities first. The Fund is non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.

The Advisor may sell a security for a variety of reasons, including, without limitation, when: (1) a security subsequently fails to meet the Advisor’s initial investment criteria; (2) an issuer specific event, such as an acquisition or recapitalization, changes the fundamental operations of the company; (3) upon comparative analysis, a new security is judged to be more attractive than a current holding; (4) views change of the individual holdings as well as the general market; or (5) something changes for the worse in the business model, management or governance, or future opportunity for reinvestment.
Principal Risks of Investing in the Fund
As with all ETFs, there is the risk that you could lose all or a portion of your investment in the Fund. The following risks are considered principal to the Fund and could affect the value of your investment:
•Equity Securities Risk – Equity Securities are susceptible to general stock market fluctuations which may result in volatile increases and decreases in value. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
•Foreign Securities – Investing in foreign securities may involve increased risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.
•Risk of Focusing Investment on Region or Country – Investing a significant portion of assets in one country or region makes the Fund more dependent upon the political and economic circumstances of that particular country or region.
◦India Investment Risk – Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the Indian economy and could adversely affect market conditions, economic growth and the profitability of private enterprises in India. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India and between India and Pakistan (as well as sectarian groups within each country). Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China. Indian securities may be subject to a short-term and long-term capital gains tax in India on gains realized upon disposition of securities. The Fund accrues for this potential expense, which reduces its net asset values. The Fund accrues for this potential expense, which reduces its net asset values.
◦Turkey Investment Risk – The Turkish economy is heavily dependent on relationships with certain key trading partners, including European Union countries, China and Russia. The Turkish economy has certain significant economic weaknesses, such as its relatively high current account deficit and currency volatility. Turkey has historically experienced acts of terrorism and strained relations related to border disputes with certain neighboring countries. The continuation of the conflict on the Turkish-Syrian border, for example, could have an adverse impact on the Turkish economy. Turkey may be subject to considerable degrees of social and political instability. Unanticipated or sudden political or social developments may cause uncertainty in the Turkish stock market and as a result adversely affect issuers to which the Fund has exposure.

◦Eurozone Investment Risk – The Economic and Monetary Union of the European Union (EMU) is comprised of the European Union (EU) members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies and is subject to fiscal and monetary controls. EMU members could voluntarily abandon or be forced out of the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies and create more volatile and illiquid markets. Certain countries and regions in the EU are experiencing significant financial difficulties. Some of these countries may be dependent on assistance from other European governments and institutions or agencies. One or more countries could depart from the EU, which could weaken the EU and, by extension, its remaining members. For example, the United Kingdom’s departure, described in more detail below.
◦Asia Investment Risk – Investments in countries in the Asian region will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic and other developments in Asia. Investments in China may subject the Fund to certain additional risks, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards. Because a portion of the assets of the Fund may be invested in Japanese securities, the Fund’s performance is expected to be impacted by the political, social and economic environment in Japan. Economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China, and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. The Japanese economy has in the past been negatively affected by, among other factors, government intervention and protectionism and an unstable financial services sector.
◦South Korea Investment Risk – Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors may have an adverse effect on the South Korean economy.
•Emerging and Frontier Markets Risk – Emerging markets may involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets. As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.
•ETF Risks – The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk – The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk – The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes.

Cash Transactions Risk – The Fund expects to effect many of its creation unit purchase transactions for cash, rather than in-kind for securities. This may cause the Fund to incur brokerage, tax, foreign exchange, execution, price movement or other costs and expenses resulting from trades due to cash purchase transactions. The Fund may also effect redemptions of creation units for cash or a combination of cash and in-kind. As a result, the Fund may have to sell portfolio securities, possibly at inopportune times, in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash in purchases and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. The maximum transaction fee may not be sufficient to compensate the Fund for additional costs or expenses due to the use of cash in creation unit transactions, and the Fund’s performance could be adversely impacted.

Costs of Buying or Selling Shares – Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV – As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading – Although Shares are listed for trading on NYSE ARCA (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

Listing Standards Risk – The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund’s shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

•Large-Cap Investment Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•Management Risk – The Fund may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.
•Key Man Risk – The Fund’s investment advisor is heavily dependent on the activities of a single individual, Mohnish Pabrai, Founder and CEO of the Advisor and the portfolio manager of the Fund. In the absence of Mr. Pabrai, the Fund would not be able to continue to operate and would have to liquidate.
•Mid-Cap and Small-Cap Investment Risk – Securities of mid-cap and small-cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations.
•Non-Diversification Risk – The Fund is classified as non-diversified under the 1940 Act, which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers may expose the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
•Volatility Risk - The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of emerging market securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares to go up or down dramatically. Because of this volatility, this Fund is better suited for long-term investors. If the value of the Fund’s investments declines, the net asset value of the Fund will decline and investors may lose some or all of the value of their investments.
•
The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

•Cash Position Risk – To the extent that the Fund holds large positions in cash or cash equivalents, there is a risk of lower returns and potential lost opportunities to participate in market appreciation.
•Consumer Discretionary Sector Risk – Consumer discretionary products and services are non-essential products and services whose demand tends to increase as consumers’ disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services. Investments in this sector can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products. The prices of raw materials fluctuate in response to a number of factors, including changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies and seasonal and weather conditions. Companies in the consumer discretionary sector may be subject to severe competition, which may also have an adverse impact on their profitability.
•Depositary Receipts Risk – Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things: political, social, and economic developments abroad; currency movements; and different legal, regulatory, and tax environments.

•ETF Trading Risk – To the extent the Fund invests in ETFs, it is subject to additional risks that do not apply to mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact the Fund’s ability to sell its shares of an ETF. Where all or portion of the ETF’s underlying securities trade in a market that is closed when the market in which the ETF shares and listed in trading is open, there may be changes between the last quote and the closed foreign market and the value of such security during the ETF’s domestic trading day.
•Foreign Currency Risk – Currency movements may negatively impact value even when there is no change in value of the security in the issuer’s home country. Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Advisor expects.
•Economic and Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets
•Private Placement Risk - The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs and REITs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Privately issued securities are restricted securities that are not publicly traded. Delay or difficulty in selling such securities may result in a loss to the Fund.
•Real Estate Investment Trusts Risk – In addition to the risks facing real estate-related securities, such as a decline in property values due to increasing vacancies; a decline in rents resulting from unanticipated economic, legal, or technological developments; or a decline in the price of securities of real estate companies due to a failure of borrowers to pay their loans or poor management, investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities.
•Sector Emphasis Risk – From time to time, the Fund may invest 25% or more of its assets in one or more sectors subjecting the Fund to sector emphasis risk. This is the risk that the Fund is subject to a greater risk of loss as a result of adverse economic, business, or other developments affecting a specific sector that the Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information indicates some of the risks of investing in the Fund. As of the close of business on February 6, 2026, the Fund has adopted the performance history of the Pabrai Wagons Fund, which operated as a mutual fund using the same investment strategies (the “Predecessor Fund”, and together with the Fund, the “Funds”). The Predecessor Fund’s Retail Class shares were merged into the Institutional Class prior to the Predecessor Fund’s reorganization into the Fund. The bar chart shows the Predecessor Fund’s Institutional Class shares and the Fund’s performance for the calendar years ended December 31. The table illustrates how the Predecessor Fund’s Institutional Class shares and the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance. The Predecessor Fund’s and the Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information for the Predecessor Fund and the Fund is available on the Fund’s website at www.wagonsetf.com.

Calendar Year Total Return as of December 31
The Fund’s year-to-date return as of September 30, 2026 was 21.70%.

Best Quarter:	June 30, 2025	10.28%
Worst Quarter:	March 31, 2025	-17.68%

Average Annual Total Returns for the Predecessor Fund (for the periods ended December 31, 2025)
	1 Year	Since Inception(1)
Institutional Class
Return Before Taxes	3.98%	10.20%
Return After Taxes on Distributions	3.82%	9.92%
Return After Taxes on Distributions and Sale of Fund Shares	2.47%	7.82%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	24.74%
(1)The Predecessor Fund commenced operations on September 29, 2023. Performance shown prior to the inception of the Fund, is that of the Predecessor Fund’s Institutional Class shares.

Management

Investment Advisor	Portfolio Manager
Pabrai Wagons Advisors	Mohnish Pabrai, Founder and CEO of the Advisor. Has managed the Predecessor Fund since inception (September 2023), and will manage the Fund.
Purchase and Sale of Fund Shares
You may purchase or redeem Fund Shares through a financial intermediary.
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems Shares at NAV only in large blocks of 10,000 Shares known as “Creation units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.

Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.wagonsetf.com.

Tax Information
The Fund’s distributions are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
Purchase of Shares of the Fund through a broker-dealer may induce payments to the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND RISKS
Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment objective is non-fundamental and may be changed without shareholder approval upon at least a 60-day written notice to shareholders. There is no assurance that the Fund will achieve its investment objective.
Principal Investment Strategies
Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. Equity securities that the Fund will invest in consists primarily of common stocks of companies of any size market capitalization. The Fund may invest in both growth and value companies. In selecting investments, the portfolio manager can also invest where it is deemed appropriate in companies having special situations and whose shares are out of favor, but appear to have prospects for above-average growth and recovery over an extended period of time. Such companies may include companies that are experiencing management changes, for instance. The Fund may invest up to 100% of its total assets in securities issued by foreign issuers, including in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Exchange Traded Funds (“ETFs”), and directly in foreign equity securities. The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. The Fund’s non-U.S. investments may include equity securities issued by companies that are established or operating in emerging market countries and up to 100% of the Fund’s total assets may be invested in securities of companies located in emerging markets. The Advisor considers emerging markets to be those countries included in the MSCI Emerging Markets Index or classified by World Bank, the International Finance Corporation, and the United Nations (and its agencies). These countries are typically located in Central and Eastern Europe, Africa, the Middle East, Asia and Central and South America. The Fund may also invest in pre-emerging markets, also known as frontier markets. As of the end of the last fiscal year, the Predecessor Fund held a significant amount of assets in a single Indian security.
The Fund may also invest in preferred stocks, and other equity-like instruments, such as partnership interests, limited liability company interests, business trust shares and rights, Real Estate Investment Trusts (“REITs”), and other securities that are convertible into equity securities. The Fund may also invest in unregistered (“Rule 144A”) securities to the extent permitted by the 1940 Act. The Fund may, from time to time, have significant exposure to one or more sectors of the market.
Although the Fund normally holds a focused portfolio of equity securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. In certain market conditions, the Advisor may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time.
The investment philosophy of Pabrai Wagons Advisors (the “Advisor”) is rooted in the belief that exceptional investment performance is usually the product of only a few great investments held for a very long time; the key is to not only find the great investments, but also not sell them. The Fund will seek to buy high-quality businesses when they are available at a meaningful discount to their underlying intrinsic value. “High-quality” is defined as those businesses that have a proven, repeated ability to reinvest capital at high rates and are run by exceptional people. The Fund will be opportunistic and will be open to acquiring businesses in many different geographies. Once the Advisor acquires these businesses, it will endeavor to hold and allow them to compound for the long-run. Reminiscent of the defensive maneuver of American pioneers in the 1800s, the Fund will “circle the wagons” around its highest conviction holdings, which it believes will have the highest potential for investment returns. If the Fund needs to sell securities to meet cash needs, it will generally avoid selling these high conviction securities first. The Fund is non-diversified under the 1940 Act, and may invest a larger percentage of its assets in fewer issuers than diversified mutual funds.

The Advisor may sell a security for a variety of reasons, including, without limitation, when: (1) a security subsequently fails to meet the Advisor’s initial investment criteria; (2) an issuer specific event, such as an acquisition or recapitalization, changes the fundamental operations of the company; (3) upon comparative analysis, a new security is judged to be more attractive than a current holding; (4) views change of the individual holdings as well as the general market; or (5) something changes for the worse in the business model, management or governance, or future opportunity for reinvestment.
Typically, the Fund focuses on making long-term investments rather than engaging in short-term trading strategies. While the Fund’s portfolio turnover will vary from year to year based upon market conditions and factors affecting the particular securities held in the portfolio, generally, it is anticipated that the Fund’s portfolio turnover will not exceed 50% annually.
Cash Holdings and Temporary Defensive Positions. The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments. If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available. During rising markets, holding larger than usual cash reserves may be detrimental to the Fund’s performance. During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount. To the extent the assets of the Fund are invested in temporary defensive positions in response to adverse market, economic, political, or other conditions, the Fund may not achieve its investment objective.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The value of your investment in the Fund will fluctuate with the prices of the securities in which the Fund invests. The principal risks of investing in the Fund are discussed in more detail below in order of relevance to the Fund:
Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Investor perceptions may impact the market and are based on various and unpredictable factors including expectations regarding government, economic, monetary, and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, and banking crises. If you hold common stocks of any given issuer, you would generally be exposed to greater risk than if you hold preferred stock or debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.
Foreign Securities and ADR Risk. Investments in foreign securities and ADRs may involve more risks than U.S. investments. These additional risks may potentially include lower liquidity, greater price volatility, and risks related to adverse political, regulatory, market, or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Amounts realized on sales of or distributions with respect to foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Sanctions imposed by the U.S. or a foreign country may restrict the Fund’s ability to purchase or sell foreign securities or may require the Fund to divest its holdings in foreign securities, which could adversely affect the value or liquidity of such holdings. The imposition of sanctions could also adversely affect global sectors and economies and thereby negatively affect the value of the Fund’s investments beyond any direct exposure to the countries or regions subject to the sanctions. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, higher costs of custody and trading, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can, and often do, perform differently than U.S. markets. Given the global interrelationships of today’s economy, volatility, or threats to stability of any significant currency, such as occurred in the recent past with the European Monetary Union, or significant political instability, may affect other markets and affect the risk of an investment in the Fund. Changes in foreign tax laws, exchange controls, investment regulations, and policies on nationalization and expropriation, as well as political instability may affect the operations of foreign companies and the value of their securities.
Risk of Focusing Investment on Region or Country. Investing a significant portion of assets in one country or region makes the Fund more dependent upon the political and economic circumstances of that particular country or region.
•India Investment Risk - In India, the government has exercised and continues to exercise significant influence over many aspects of the economy. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on its economy and could adversely affect market conditions, economic growth and the profitability of private enterprises in India. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.

Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The longstanding border dispute with Pakistan remains unresolved. Terrorists believed to be based in Pakistan have struck Mumbai (India’s financial capital) in the past, further damaging relations between the two countries. If the Indian government is unable to control the violence and disruption associated with these tensions (including both domestic and external sources of terrorism), the result may be military conflict, which could destabilize the economy of India. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

In addition, the Reserve Bank of India (“RBI”) has imposed limits on foreign ownership of Indian securities, which may decrease the liquidity of the Fund’s portfolio and result in extreme volatility in the prices of Indian securities. These factors, coupled with the lack of extensive accounting, auditing and financial reporting standards and practices, as compared to the U.S., may increase the Fund’s risk of loss. Further, certain Indian regulatory approvals, including approvals from the Securities and Exchange Board of India (“SEBI”), the RBI, the central government and the tax authorities (to the extent that tax benefits need to be utilized), may be required before the Fund can make investments in the securities of Indian companies. Indian securities may be subject to a short-term and long-term capital gains tax in India on gains realized upon disposition of securities. The Fund accrues for this potential expense, which reduces its net asset values.
•Turkey Investment Risk - The Turkish economy has certain significant economic weaknesses, such as its relatively high current account deficit, which it may finance by borrowing through volatile, short-term instruments. The Turkish lira has recently experienced and may continue to experience extreme currency volatility. With few of its own natural resources, the Turkish economy is import-dependent. Turkey’s main import partners include Russia, Germany, China, the U.S. and Italy. The Turkish economy is dependent upon exports to other economies, specifically to Germany, other European Union countries, the U.S. and Iraq. As a result, Turkey is dependent on these economies and any change in the price or demand for Turkish exports may have an adverse impact on the Turkish economy. Turkey has experienced strained relations with certain economic partners, including the U.S. and certain European Union countries over geopolitical matters. Any economic sanctions on Turkish individuals or Turkish corporate entities, or even the threat of sanctions, may result in the decline of the value and liquidity of Turkish securities, a weakening of the Turkish lira or other adverse consequences to the Turkish economy. Turkey has historically experienced acts of terrorism and strained relations related to border disputes with certain neighboring countries. The continuation of the conflict on the Turkish-Syrian border, for example, could have an adverse impact on the Turkish economy. Turkey has also experienced strained relations with other countries in the Middle East, including Saudi Arabia, due to geopolitical events. Historically, Turkey’s national politics have been unpredictable and subject to influence by the military, and its government may be subject to sudden change. Disparities of wealth, the pace and success of democratization and capital market development and religious and racial disaffection have also led to social and political unrest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. Such situations may cause uncertainty in the Turkish market and as a result adversely affect issuers to which the Fund has exposure.

•Eurozone Investment Risk - The Economic and Monetary Union of the European Union (EMU) is comprised of the European Union (EU) members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies and is subject to fiscal and monetary controls. EMU members could voluntarily abandon or be forced out of the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies and create more volatile and illiquid markets. As a result, European countries are significantly affected by fiscal and monetary controls implemented by the EMU. The euro currency may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally. Certain countries and regions in the EU are experiencing significant financial difficulties. Some of these countries may be dependent on assistance from other European governments and institutions or agencies. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in an economic downturn that could significantly affect the value of investments in those and other European countries. One or more countries could depart from the EU, which could weaken the EU and, by extension, its remaining members. For example, the United Kingdom’s departure, described in more detail below.

•Asia Investment Risk - Investments in countries in the Asian region will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic and other developments in Asia. The Japanese economy has in the past been negatively affected at times by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters. Slowdowns in the economies of key trading partners such as the United States, China, and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. Some of these factors, as well as other adverse political developments, increases in government debt, and changes to fiscal, monetary, or trade policies, may negatively affect the Japanese markets and thus harm the Fund’s performance. Investments in China may subject the Fund to certain additional risks, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards. Hong Kong is one of the most significant global financial centers. Since 1997, when Great Britain transferred control of Hong Kong to the Chinese mainland government, Hong Kong has been a special administrative district of China but is governed by a regulatory scheme called the “Basic Law” designed to preserve autonomy in most matters (excluding defense and foreign affairs) until 2047. China has contractually committed that it will not alter Hong Kong’s autonomy before 2047. Currently, Hong Kong is undergoing a period of political and social unrest relating to extradition treaties proposed in 2019. If China were to exercise authority to impose changes in Hong Kong, Hong Kong’s economy and shares of companies trading on Hong Kong’s securities markets would be adversely affected.

•South Korea Investment Risk - Investments in South Korean issuers involve risks that are specific to South Korea, including legal, regulatory, political, currency, security and economic risks. Substantial political tensions exist between North Korea and South Korea and recently these political tensions have escalated. The outbreak of hostilities between the two nations, or even the threat of an outbreak of hostilities, will likely adversely impact the South Korean economy. In addition, South Korea’s economic growth potential has recently been on a decline, mainly because of a rapidly aging population and structural problems.
Emerging and Frontier Markets and Related Risk. Investments in emerging and frontier market countries may be subject to all of the risks of foreign investing generally and have additional heightened risks due to a less established legal, political, business and social frameworks to support securities markets. Emerging and frontier markets offer the prospect of higher returns with higher risk. The economies of emerging market countries have achieved a rudimentary level of development. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets. Emerging and frontier markets also carry several types of investment risk, including market, political and currency risk, as well as the risk of nationalization. Some of the additional significant risks include:
•Less social, political and economic stability;
•Unpredictable changes in national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•Less transparent and established taxation policies;
•Less developed regulatory or legal structures governing private and foreign investments or allowing for judicial redress for injury to private property;
•Less familiarity with a capital market structure or market-oriented economy and more widespread corruption and fraud;

•Inadequate, limited and untimely financial reporting as accounting standards and auditing requirements may not correspond with standards generally accepted in the international capital markets;
•Less financial sophistication, creditworthiness, and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts;
•Insolvency of local banking systems due to concentrated debtor risk, imprudent lending, the effect of inefficiency and fraud in bank transfers and other systemic risks;
•Less developed local banking infrastructure creating an inability to channel domestic savings to companies in need of finance which can therefore experience difficulty in obtaining working capital;
•Risk of government seizure of assets;
•Less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States;
•Greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions;
•Higher rates of inflation and more rapid and extreme fluctuations in inflation rates;
•Greater sensitivity to interest rate changes;
•Fraudulent activities of management;
•Increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls;
•Greater debt burdens relative to the size of the economy;
•More delays in settling portfolio transactions and heightened risk of loss from shareholder registration and custody practices;
•Less assurance that favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries;
•Trade embargoes, sanctions and other restrictions, which may, from time to time, be imposed by international bodies (for example, the United Nations) or sovereign states (for example, the United States) or their agencies on investments held or to be held by the Fund resulting in an investment or cash flows relating to an investment being frozen or otherwise suspended or restricted.
Because of the above factors, investments in emerging and frontier market countries are subject to greater price volatility and illiquidity than investments in developed markets.

ETF Risks – The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk – The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk – The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes.

•Cash Transactions Risk – The Fund expects to effect many of its creation unit purchase transactions for cash, rather than in-kind for securities. This may cause the Fund to incur brokerage, tax, foreign exchange, execution, price movement or other costs and expenses resulting from trades due to cash purchase transactions. The Fund may also effect redemptions of creation units for cash or a combination of cash and in-kind. As a result, the Fund may have to sell portfolio securities, possibly at inopportune times, in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash in purchases and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. The maximum transaction fee may not be sufficient to compensate the Fund for additional costs or expenses due to the use of cash in creation unit transactions, and the Fund’s performance could be adversely impacted.

•Costs of Buying or Selling Shares – Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV – As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•Trading – Although Shares are listed for trading on NYSE ARCA (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

•Listing Standards Risk – The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund’s shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Key Man Risk. The Fund’s investment advisor is heavily dependent on the activities of a single individual, Mohnish Pabrai, Founder and CEO of the Advisor and the portfolio manager of the Fund. In the absence of Mr. Pabrai, the Fund would not be able to continue to operate and would have to liquidate.

Large-Cap Investment Risk. The stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk. Management risk describes the Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund. The value of your investment in the Fund is subject to the effectiveness of the Advisor’s research, analysis, and asset allocation among portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.
Mid-Cap and Small-Cap Investment Risk. Investing in the securities of mid-cap and small-cap companies generally involves greater risk than investing in larger companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap and small-cap companies usually have more limited marketability. Because mid-cap and small-cap companies have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Additionally, securities of mid-cap and small-cap companies are typically subject to greater changes in earnings and business prospects than are larger companies and typically there is less publicly available information concerning mid-cap and small-cap companies than for larger companies. Although investing in securities of mid-cap and small-cap companies offers potential above-average returns if the companies are successful, there is a risk that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. Securities of mid-cap and small-cap companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources and may lack management depth. Securities of mid-cap and small-cap companies also may be more volatile than larger companies or the market averages in general because of their general susceptibility to economic downturns, especially in the financial services group of industries where changes in interest rates and demand for financial services are so closely tied to the economy.
Non-Diversification Risk. The Fund is a non-diversified mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal securities law. The Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than other funds. As a result, a decline in the value of those investments would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. The Fund is still subject to certain diversification requirements for federal income tax purposes, which are less rigorous than the diversification requirements under federal securities law. See “Taxation” in the Fund’s Statement of Additional Information (“SAI”) for more information.
The remaining risks are considered “principal risks” of investing in the Fund, regardless of the order in which they appear.
Cash Position Risk. To the extent that the Fund holds large positions in cash or cash equivalents, there is a risk of lower returns and potential lost opportunities to participate in market appreciation.
Consumer Discretionary Sector Risk. Consumer discretionary products and services are non-essential products and services whose demand tends to increase as consumers’ disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services. Investments in this sector can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products. The prices of raw materials fluctuate in response to a number of factors, including changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies and seasonal and weather conditions. Companies in the consumer discretionary sector may be subject to severe competition, which may also have an adverse impact on their profitability
Depositary Receipts Risk. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.
Foreign Currency Risk. Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s returns on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including, but not limited to, changes in interest rates, actions by central banks or supranational entities such as the International Monetary Fund or managed adjustments in relative currency values and other protectionist measures imposed by foreign countries.
Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Private Placement Risk. The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act. Privately issued securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific privately issued securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that are determined by the Advisor to be “illiquid” are subject to the Fund’s policy of not investing more than 15% of its net assets in illiquid securities.
Real Estate Investment Trusts Risk. REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through the Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also indirectly bear similar expenses of the underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs, such as losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs generally depend on their ability to generate cash flow to make distributions to shareholders or unit holders and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.
Sector Emphasis Risk. From time to time, the Fund may invest 25% or more of its assets in one or more sectors subjecting them to sector emphasis risk. This is the risk that the Fund is subject to greater risk of loss as a result of adverse economic, business, or other developments affecting a specific sector the Fund has a focused position in, than if its investments were diversified across a greater number of industry sectors. Sectors possess particular risks that may not affect other sectors.
Volatility Risk. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of emerging market securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares to go up or down dramatically. Because of this volatility, this Fund is better suited for long-term investors. If the value of the Fund’s investments declines, the net asset value of the Fund will decline and investors may lose some or all of the value of their investments.

Who May Want to Invest In the Fund?
The Fund may be appropriate for investors who:
•Are pursuing a long-term goal such as retirement; and
•Have moderate risk tolerance.

PORTFOLIO HOLDINGS INFORMATION
A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI and on the Fund’s website at www.wagonsetf.com.

MANAGEMENT OF THE FUND
The Advisor
The Fund, a series of Professionally Managed Portfolios (the “Trust”), has entered into an investment advisory agreement (the “Advisory Agreement”) with Pabrai Wagons Advisors, 4407 Bee Cave Road, Suite 513, West Lake Hills, Texas 78746, under which the Advisor manages the Fund’s investments and business affairs subject to the supervision of the Board of Trustees of the Trust (the “Board”). The Advisor is an SEC-registered investment advisory firm formed in 2016. The Advisor is owned by Dhandho Holdings L.P. and Dhandho Holdings Qualified Purchaser L.P. (together “Dhandho Holdings”). Dhandho Holdings is managed and controlled by Dalal Street LLC (“Dalal Street”). The Advisor is under common control with Dalal Street and they are both controlled by Mohnish Pabrai. The Advisor may provide investment management services to pooled investment vehicles, including private funds, and institutional separately managed accounts. As of June 30, 2026, Mohnish Pabrai managed approximately $1.2 billion in assets at the Advisor and Dalal Street. Under the Advisory Agreement, the Predecessor Fund compensated the Advisor for its investment advisory services at the annual rate of .90% of the Predecessor Fund’s average daily net assets, payable on a monthly basis. Subject to the general supervision of the Board, the Advisor is responsible for managing the Fund in accordance with its investment objective and policies, and making decisions with respect to, and placing orders for, all purchases and sales of portfolio securities. The Advisor also maintains related records for the Fund.

For the services it provides to the Fund, the Fund pays the Advisor a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.90% based on the Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund except for the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

A discussion regarding the basis of the Board’s approval of the Advisory Agreement with the Advisor for the Fund is available in the Fund’s Form N-CSR for the fiscal period ending June 30, 2026.

Portfolio Manager
The Fund is managed by Mr. Mohnish Pabrai, who is responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program. Mr. Pabrai has sole authority over all investment decisions of the Fund. The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of shares of the Fund.
Mohnish Pabrai has served as Portfolio Manager of the Predecessor Fund since its inception in September 2023, and the Fund since Inception. Mr. Pabrai is the CEO of Dhandho Funds, and Founder and Managing Partner of Pabrai Investment Funds and Dhandho Holdings. Across the various funds, Mohnish has approximately $1.2 billion assets under management as of June 30, 2026, which has grown from $1 million from 8 investors at inception in 1999. He is the Founder and Chairman of The Dakshana Foundation. He is the author of two books on value investing, The Dhandho Investor and Mosaic: Perspectives on Investing. Mr. Pabrai graduated from Clemson University with a Bachelor of Science, in Computer Engineering.
ADDITIONAL INFORMATION ON BUYING AND SELLING FUND SHARES
HOW TO BUY AND SELL SHARES

The Fund issues and redeems Shares at NAV only in Creation Units, typically large blocks of 10,000 Shares. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

The Fund imposes no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effecting trades. In addition, the Fund and the Advisor reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The NAV of the Shares is calculated each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time (the “NAV Calculation Time”). If the NYSE closes before 4:00 p.m. Eastern Time, as it occasionally does, the NAV Calculation Time will be the time the NYSE closes. The Fund’s NAV per share is calculated by dividing the Fund’s net assets by the number of Shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund or is determined to be unreliable, the security will be valued by the Advisor at fair value pursuant to procedures established by the Advisor and approved by the Board (as described below).

Fair Value Pricing

The Board has designated the Advisor as the “valuation designee” for the Fund under Rule 2a-5 under the 1940 Act, subject to its oversight. The Advisor and the Trust have adopted procedures and methodologies to fair value the Fund’s portfolio securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. The Board has designated the Advisor as its “valuation designee” pursuant to Rule 2a-5 under the

1940 Act, subject to its oversight. Fair value determinations are made in good faith in accordance with procedures adopted by the Advisor and approved by the Board. Generally, when fair valuing a security, the valuation designee will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Board-approved valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Advisor will be able to obtain the fair value assigned to the security upon the sale of such security.

Dividends and Distributions

The Fund intends to pay out dividends, if any, and distribute any net realized capital gains to its shareholders at least annually. The Fund will declare and pay capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such an option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Investments by Registered Investment Companies

Section 12 of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. However, registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12 when they comply with rules adopted by the SEC and comply with the necessary conditions.

ADDITIONAL TAX INFORMATION
Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws. This summary does not apply to Shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to Shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.

The Fund will elect and intends to continue to qualify each year for treatment as a RIC. If the Fund meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (APs only).

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided the holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. The Fund’s investment strategy may limit the amount of distributions eligible for treatment as qualified dividend income in the hands of non-corporate shareholders or eligible for the dividends received deduction for corporate shareholders.

Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from the Fund.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

In general, your distributions are subject to U.S. federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of your Shares generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that are foreign entities and that fail to meet prescribed information reporting or certification requirements.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage (currently 24%) of the taxable distributions and sale proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that the shareholder is not subject to such withholding.

Taxes When Shares Are Sold on the Exchange

Provided that a shareholder holds Shares as capital assets, any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of the Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.

The tax basis of Shares of the Fund acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the tax basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available tax basis reporting methods and elections for your account.

Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for

Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether the wash sales rule applies and when a loss might be deductible.

The Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in kind. As a result, the Fund may be less tax efficient if it includes cash in the proceeds paid upon the redemption of Creation Units

DISTRIBUTION
The Distributor, Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC d/b/a ACA Group), is a broker-dealer registered with the SEC. The Distributor distributes Creation Units or the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Advisor, out of its own resources and legitimate profits and without additional cost to the Fund or its shareholders, may provide cash payments to certain intermediaries, sometimes referred to as revenue sharing. These payments are in addition to or in lieu of any amounts payable to financial intermediaries under the Rule 12b-1 Plan. The Advisor may make revenue sharing payments to intermediaries for shareholder services or distribution-related services, such as: marketing support services; access to third party platforms; access to sales meetings, sales representatives and management representatives of the intermediary; and inclusion of the Fund on a sales list, including a preferred or select sales list, and in other sales programs. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the Shares sold. From time to time, and in accordance with applicable rules and regulations, the Advisor may also provide non-cash compensation to representatives of various intermediaries who sell Shares or provide services to the Fund’s shareholders. In addition, the Advisor has engaged and pays variable compensation to an SEC-registered broker-dealer and investment advisor for consulting services on marketing strategies and for due diligence, education, training, and support services. The Advisor pays these consulting and support service fees from its own resources and not from the assets of the Fund.

PREMIUM/DISCOUNT INFORMATION

Information about the Fund’s daily market price and how often shares of the Fund traded on the Exchange are at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.wagonsetf.com.

ADDITIONAL NOTICES
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares in connection with the administration, marketing, or trading of the Shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Advisor, the Exchange, and the Fund make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly.

Shareholder Derivative Actions
The governing instruments of the Fund state that shareholders have power to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders.

The Trust’s Declaration of Trust provides that the Business Litigation Section of the Superior Court of the Commonwealth of Massachusetts sitting in Suffolk County, Massachusetts shall be the exclusive forum in which certain types of litigation may be brought. Any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust shall be (i) deemed to have notice of and consented to the provisions of this provision, and (ii) deemed to have waived any argument relating to the inconvenience of the judicial forum referenced above in connection with any action or proceeding described in provision. This provision does not apply to federal security law claims.

FINANCIAL HIGHLIGHTS
The financial highlights information presented for the Fund is the financial history of the Predecessor Fund, which has been reorganized into the Fund after the close of business on February 6, 2026. The Predecessor Fund’s Retail Class was merged into the Institutional Class prior to the Predecessor Fund’s reorganization into the Fund, leaving the Institutional Fund as the accounting survivor.
The financial highlights table is intended to help you understand the Fund’s and the Predecessor Fund’s financial performance for the past years. Certain information reflects financial results for a single Fund or Predecessor Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund or Predecessor Fund (assuming reinvestment of all dividends and distributions).This information has been audited by Tait, Weller & Baker LLP, the Predecessor Fund’s and the Fund’s independent registered public accounting firm, whose report, along with the Predecessor Fund’s financial statements, is included in the most recent Certified Report dated June 30, 2026 on Form N-CSR, which is available upon request.

PABRAI WAGONS ETF
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
	Year Ended June 30,		Period Ended June 30,
	2026*	2025	2024(a)

PER SHARE DATA:
Net asset, beginning of period	$10.69	$12.47	$10.00

INVESTMENTS OPERATIONS:
Net investment income(b)	0.03	(0.00)(c)	0.06
Net realized and unrealized gain (loss) on investments(d)	3.05	(1.63)	2.42
Total from investment operations	3.08	(1.63)	2.48

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	(0.01)
Net realized gains	(0.08)	(0.14)	—
Total distributions	(0.08)	(0.15)	(0.01)
Redemption fee per share	0.00 (c)	0.00 (c)	0.00 (c)
ETF transaction fees per share	0.00 (c)	—	—
Net asset value, end of year	$13.69	$10.69	$12.47
Total return(e)	28.90%	(13.29%)	24.86%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$212,745	$38,662	$18,002
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.08%	1.59%	4.22%
After expense reimbursement/recoupment(f)	0.94%	1.00%	1.01%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%	—%
Ratio of net investment income to average net assets(f)	0.07%	(0.04%)	0.66%
Portfolio turnover rate(e)(h)	40%	69%	45%
*Effective at the close of business on February 6, 2026 the Fund acquired all the assets and liabilities of the Pabrai Wagons Fund (the “Predecessor Fund”) in a tax-free reorganization (the “Reorganization”). Effective January 23, 2026, the Retail Class shares of the Predecessor Fund were converted into the Institutional Class shares of the Predecessor Fund (the “Share Class

Consolidation”). The expense ratio presented reflects the accounting history of the Institutional Class of the Predecessor Fund prior to the Reorganization. Due to differing fee structures, Retail Class shareholders experienced higher expenses prior to their consolidation into the Institutional Class on January 23, 2026. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.
(a) Inception date of the Fund was September 29, 2023.
(b) Net investment income per share has been calculated based on average shares outstanding during the years.
(c) Amount represents less than $0.005 per share.
(d) Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
(e) Not annualized for periods less than one year.
(f) Annualized for periods less than one year.
(g) Amount represents less than 0.005%.
(h) Portfolio turnover rate excludes in-kind transactions.

INDEX DESCRIPTION
The S&P 500® Index is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks.

Direct investment in an index is not possible.

PRIVACY NOTICE
The Fund collects non-public personal information about you from the following sources:
•Information we receive about you on applications or other forms,
•Information you give us verbally, and/or
•Information about your transactions with us or others.
We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic, and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PABRAI WAGONS ETF
You can find more information about the Fund in the following documents:
Statement of Additional Information (“SAI”)
The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information. The current SAI is on file with the SEC and is incorporated into this Prospectus by reference. It is legally considered a part of this Prospectus.
Annual and Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders and in Form N-CSR. The Fund’s Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the Fund’s last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
You can obtain a free copy of the SAI and the Fund’s Annual and Semi-Annual Reports to shareholders, request other information, or make general inquiries about the Fund by contacting the Fund at: info@wagonsetf.com
You can obtain free copies of these documents, request other information or make general inquiries about the Fund by calling 1-800-617-0004.

Shareholder reports and other information about the Fund (including the SAI) are also available:
•Free of charge from the Fund’s website at www.wagonsetf.com;
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.

(The Trust’s SEC Investment Company Act file number is 811‑05037.)

STATEMENT OF ADDITIONAL INFORMATION

October 31, 2026

Pabrai Wagons ETF

(WAGN)

Listed on the NYSE ARCA

4407 Bee Cave Road, Suite 513
West Lake Hills, Texas 78746-6496

1-800-617-0004

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the prospectus dated October 31, 2026, as may be revised (the “Prospectus”), for the Pabrai Wagons ETF (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”). The Fund is advised by Pabrai Wagons Advisors (the “Advisor”). A copy of the Prospectus is available by calling the number listed above.
The audited financial statements and notes thereto for the Pabrai Wagons ETF (the “Fund”) are included in the Fund’s Annual Certified Shareholder Report on Form N-CSR for the fiscal year ended June 30, 2026, and are incorporated by reference into this SAI. A copy of the Annual Report may be obtained without charge by calling or writing the Fund as shown above or by visiting the Fund’s website at www.wagonsetf.com.

THE TRUST
The Trust is a Massachusetts business trust organized on February 24, 1987, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. Prior to May 1991, the Trust was known as the Avondale Investment Trust. The Trust’s Second Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Trust consists of various series that represent separate investment portfolios. The Board may from time-to- time issue other series, the assets and liabilities of which will be separate and distinct from any other series. This SAI relates only to the Fund.
The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.
The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or the Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or the Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees, and agents to cover possible tort and other liabilities. However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.
The Pabrai Wagons ETF is the successor in interest to the Predecessor Fund. The Predecessor Fund was previously organized as a series of the Trust, which commenced operations on September 29, 2023 as a traditional open-end mutual fund. Effective at the close of business on February 6, 2026 the Fund acquired all the assets and liabilities of the Predecessor Fund in a tax-free reorganization (the “Reorganization”). Effective January 23, 2026, the Retail Class shares of the Predecessor Fund were converted into the Institutional Class shares of the Predecessor Fund.
The Fund issues and redeems shares (“Shares”) at net asset value per share (“NAV”) only in large blocks of Shares (“Creation Units” or “Creation Unit Aggregations”). Each Creation Unit is generally made up of 10,000 Shares, though these amounts may change from time to time. The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares are also redeemable only in Creation Unit aggregations, principally for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors (authorized participants) who have entered into agreements with the Trust’s distributor, can purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares are listed on a national securities exchange, NYSE ARCA (the “Exchange”), as indicated on the cover of this SAI, and trade throughout the day on the Exchange and other secondary markets at market prices that may differ from NAV.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain cash on deposit with the Trust equal to at least a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As with of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at a customary level.

The Trust reserves the right to adjust the prices of Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

The Prospectus and this SAI are a part of the Trust’s registration statement filed with the SEC. Copies of the Trust’s complete registration statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.
The Fund is a series of the Trust. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust.
INVESTMENT POLICIES AND RISKS
The following information supplements the discussion of the Fund’s principal investment strategies and risks as set forth in its Prospectus. Although not exhaustive, the following paragraphs detail other investment strategies that the Fund may pursue and the risks associated therewith. The Fund has the right to invest in types of securities not described below.
Market and Regulatory Risk.
Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value (“NAV”), and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment objectives may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen, or widespread events or conditions; pandemics; epidemics; and other similar circumstances in one or more countries or regions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money.
Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time. In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification.
The Fund is a non-diversified Exchanged Traded Fund and, as such, its investments are not required to meet certain diversification requirements under federal securities law. The Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Thus, the Fund may have fewer holdings than diversified funds. As a result, a decline in the value of those holdings would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Although the Fund is a non-diversified investment company, and consequently is not limited in the proportion of its assets that may be invested in the securities of a single issuer, the Fund intends to conduct its operations so as to qualify to be taxed as a “regulated investment company” for federal income tax purposes, which will relieve the Fund of any liability for federal income tax to the extent its income and capital gains are distributed to shareholders. To so qualify, among other requirements, the Fund will limit its investment so that, at the close of each quarter of the taxable year: (1) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. The Fund’s investments in U.S. government securities are not subject to these limitations.
Equity Securities.
Common stocks, preferred stocks, and convertible securities are examples of equity securities in which the Fund may invest. All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day. Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.
Common Stocks. A share of common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Other Investment Companies.
The Fund may invest in the securities of other registered investment companies, including money market mutual funds, subject to the limitations set forth in the Investment Company Act of 1940, as amended (the “1940 Act”). Investments in the securities of other investment companies will likely result in the duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.
Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing: (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.
In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if: (1) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company (other than money market funds) is owned by the Fund and all affiliated persons of the Fund; and (2) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load or service fee that exceeds the limits set forth in Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds (e.g., 8.5%).

Rule 12d1-4 of the 1940 Act permits funds to invest in other investment companies without an exemptive order, subject to certain conditions, including limits on control and voting of acquired funds’ shares, evaluations, and findings by investment advisers, fund investment agreements, and limits on most three-tier fund structures.
Exchange-Traded Funds. The Fund may also invest in shares of exchange-traded funds (“ETFs”). ETFs are typically open-end investment companies that are bought and sold on a national securities exchange. An ETF is similar to a traditional mutual fund but trades at different prices during the day on a securities exchange like a stock. Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase and sell these shares on the secondary market at their current market price, which may be more or less than their net asset value (“NAV”). Investors in the Fund should be aware that index-based ETFs are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, the Fund is subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETF only in large blocks and only through participating organizations that have entered into contractual agreements with the ETF. The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF’s issuers.

ETF Risks – The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk – The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk – The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes.

Cash Transactions Risk – The Fund expects to effect many of its creation unit purchase transactions for cash, rather than in-kind for securities. This may cause the Fund to incur brokerage, tax, foreign exchange, execution, price movement or other costs and expenses resulting from trades due to cash purchase transactions. The Fund may also effect redemptions of creation units for cash or a combination of cash and in-kind. As a result, the Fund may have to sell portfolio securities, possibly at inopportune times, in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash in purchases and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. The maximum transaction fee may not be sufficient to compensate the Fund for additional costs or expenses due to the use of cash in creation unit transactions, and the Fund’s performance could be adversely impacted.

Costs of Buying or Selling Shares – Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV – As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading – Although Shares are listed for trading on NYSE (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

Listing Standards Risk – The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund’s shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Foreign Securities.
The Fund may invest up to 100% of its total assets in securities issued by foreign issuers, including in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), ETFs and directly in foreign equity securities. In determining whether a company is foreign, the Advisor will consider various factors including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market for the company’s securities is located, and the country in which the company is legally organized. The weight given to each of these factors will vary depending upon the circumstances. Investments in foreign securities may involve a greater degree of risk than those in domestic securities.
Depositary receipts are not usually denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.
ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets. ADRs are sponsored and issued by domestic banks, and they represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank. ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the foreign security, however, the Fund may avoid currency risks during the settlement period for either purchases or sales. There is a large, liquid market in the United States for most ADRs. GDRs are receipts representing an arrangement with a major foreign bank similar to that for ADRs. GDRs are not necessarily denominated in the currency of the underlying security.
Securities of foreign issuers may be subject to greater fluctuations in price than domestic securities. The price of foreign securities is affected by changes in the currency exchange rates. Potential political or economic instability of the country of the issuer, especially in emerging or developing countries, could cause rapid and extreme changes in the value of the Fund’s assets to the extent it is invested in securities of foreign issuers. Foreign countries have different accounting, auditing, and financial reporting standards, and foreign issuers may be subject to less governmental regulation and oversight and higher levels of taxation than U.S. issuers. Also, many countries where the Fund invests are not as politically or economically developed as the United States. Acts of foreign governments interfering in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the Fund. In addition, additional costs may be incurred in connection with the Fund’s foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when the Fund moves investments from one country to another. Increased custodial costs, as well as administrative difficulties, may be experienced in connection with maintaining assets in foreign jurisdictions.
The Fund may also invest in developing or emerging market securities. The considerations noted above regarding the risk of investing in foreign securities are generally more significant for investments in emerging or developing countries, such as countries in Eastern Europe, Latin America, South America, or Southeast Asia. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Markets of developing or emerging countries may generally be more volatile than markets of developed countries. Investment in these markets may involve significantly greater risks, as well as the potential for greater gains.
Sanctions imposed by the U.S. or a foreign country may restrict the Fund’s ability to purchase or sell foreign securities or may require the Fund to divest its holdings in foreign securities, which could adversely affect the value or liquidity of such holdings. The imposition of sanctions could also adversely affect global sectors and economies and thereby negatively affect the value of the Fund’s investments beyond any direct exposure to the countries or regions subject to the sanctions.
Additional Risks of Emerging and Frontier Markets. In addition, the Fund may invest up to 100% in foreign securities of companies that are located in developing or emerging market and frontier market countries. Investing in securities of issuers located in developing or emerging and frontier markets may pose greater risks not typically associated with investing in more established markets, such as increased risk of social, political and economic instability. Emerging market and frontier market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets. Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents. Emerging market and frontier market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede the Fund’s ability to obtain possession of its assets. As a result, there may be an increased risk or price volatility associated with the Fund’s investments in emerging market and frontier market countries, which may be magnified by currency fluctuations. The foregoing risks may be even greater in frontier markets. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. The economies of frontier market countries generally are smaller than those of traditional emerging market countries, and frontier capital markets and legal systems are typically less developed.
Tax Risks. Dividends and interest payable on the Fund’s foreign securities may be subject to foreign withholding tax. The Fund may also be subject to foreign taxes on its trading profits. Some countries may also impose a transfer or stamp duty on certain securities transactions. The imposition of these taxes will increase the cost to the Fund of investing in those countries that impose these taxes. Such taxes are not expected to be offset by credits or deductions available to shareholders in the Fund under U.S. tax law, and thus will likely reduce the net return to a Fund’s shareholders.

Foreign Currency Risk. To the extent the Fund invests in securities denominated in foreign currencies, the Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies. In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Fund to the risk of fluctuating currency exchange rates pending settlement.

Participatory Notes. The Fund may invest in participatory notes. Participatory notes are offshore derivative instruments issued to foreign investors against underlying Indian securities which are not registered with the Securities and Exchange Board of India. The risks of investing in participatory notes are similar to those risks of investing in foreign securities in general. See the section entitled “Investment Policies - Foreign Securities” for a discussion of the risks of investing in foreign securities. Participatory notes function similarly to depositary receipts except that brokers, not U.S. banks, are depositories for Indian-based securities on behalf of foreign investors. Brokers buy Indian-based securities and then issue participatory notes to foreign investors. Any dividends or capital gains collected from the underlying securities are remitted to the foreign investors. However, unlike depositary receipts, participatory notes are subject to credit risk based on the uncertainty of the counterparty’s (i.e., the broker’s) ability to meet its obligations. Participatory notes may be considered illiquid and, therefore, participatory notes considered illiquid will be subject to the Fund’s percentage limitation for investments in illiquid investments.

Illiquid Investments and Restricted Securities.

The Fund may invest in illiquid investments (i.e., securities that are not readily marketable) to the extent permitted under the 1940 Act. Illiquid investments include, but are not limited to, restricted investments (investments the disposition of which is restricted under the federal securities laws), investments that may only be resold pursuant to Rule 144A under the Securities Act, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days.

However, the Fund will not acquire illiquid investments if, immediately after the acquisition, such investments would comprise more than 15% of the value of the Fund’s net assets. Determinations of liquidity are made pursuant to guidelines contained in the liquidity risk management program of the Trust applicable to the Fund. The term “illiquid security” is defined as a security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.

An institutional market has developed for certain restricted investments. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such investments are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act or other exemptions, the Advisor may determine that the investments are liquid.

Restricted investments may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell.

Illiquid investments will be priced at fair value as determined in good faith under procedures adopted by the Advisor and approved by the Board. The 15% limit shall be observed continuously. If, through the appreciation of illiquid investments or the depreciation of liquid investments, the Fund were to be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted investments which are not readily marketable, the Fund will take such steps as set forth in its procedures as adopted by the Board.

Repurchase Agreements.
The Fund may enter into repurchase agreements. However, the Fund may not invest more than 15% of its net assets in repurchase agreements. For purposes of the 1940 Act, a repurchase agreement may be deemed to be a loan from the Fund to the seller of the security subject to the repurchase agreement. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities, including such repurchase agreements.
Because a repurchase agreement may be deemed to be a loan under the 1940 Act, it is not clear whether a court would consider the security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes the transaction as a loan, and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the security.
Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.
Reverse Repurchase Agreements.
The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund’s investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase the securities at the mutually agreed-upon date and price. The Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Rule 18f-4 under the 1940 Act permits the Fund to enter into reverse repurchase agreements, provided that the Fund treats the reverse repurchase agreements as either (1) borrowings subject to the asset coverage requirements under the 1940 Act

(see “Borrowing and Leverage” below) or (2) derivatives transactions under Rule 18f-4 (see “Regulation of Derivatives and Certain Other Transactions” below).
The use of reverse repurchase agreements by the Fund creates leverage which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case. Conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. The Fund will seek to enter reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.
Borrowing and Leverage.
Currently, the 1940 Act permits the Fund to borrow money from banks in amounts of up to one-third of the Fund’s total assets (including the amount borrowed). To the extent permitted by the 1940 Act, or the rules and regulations thereunder, the Fund may also borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as the clearance of portfolio transactions. To limit the risks attendant to borrowing, the 1940 Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase the Fund’s investment portfolio is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate the net investment income of the Fund in any given period.
The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The Fund will reduce its borrowing amount within three days, if the Fund’s asset coverage falls below the amount required by the 1940 Act.
The Fund may engage in certain investment practices that involve a commitment by the Fund to deliver money or securities in the future, provided that the Fund complies with Rule 18f-4 under the 1940 Act. These investment practices include repurchase and reverse repurchase agreements, swaps, dollar rolls, options, futures, and forward contracts. The Fund’s policy on borrowing will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward, futures contracts, other derivatives, or the posting of initial or variation margin. See “Regulation of Derivatives and Certain Other Transactions” below.
Securities Lending.
The Fund reserves the right, pending receipt of Board approval, to lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio, subject to a maximum of 33% of the Fund’s net assets. The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the Fund will have to cover the loss when repaying the collateral.
Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.
Special Risks Related to Cyber Security.
The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction, or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems; compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement, or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.
When-Issued Securities and Forward Commitments.
The Fund may purchase securities offered on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV.

Rule 18f-4 under the 1940 Act permits the Fund to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4. See “Regulation of Derivatives and Certain Other Transactions” below.
Fixed Income Securities.
General. The Fund may invest a portion of its assets in fixed income securities. Examples of such securities are described below.
Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by companies. Issues of commercial paper will normally have maturities of less than nine (9) months and fixed rates of return, although such instruments may have maturities of up to one year. Short-term notes will normally have maturities of less than twelve (12) months.
Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P Global Ratings or “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix A.
Bank Money Market Instruments. The Fund may invest in Bank money market instruments, which are short-term obligations of depository institutions that provide high liquidity and a relatively risk-free way to earn interest on cash reserves. Bank deposits and CDs are insured up to specified limits per depositor by the Bank Insurance Fund and the Savings Association Insurance Fund, units of the Federal Deposit Insurance Corporation (“FDIC”), and by the National Credit Union Administration (“NCUA”). The FDIC and NCUA are federally sponsored agencies.
U.S. Treasury Securities. The Fund may invest in U.S. Treasuries. U.S. Treasury securities are direct obligations of the U.S. government and are backed by the full faith and credit of the U.S. Treasury. U.S. Treasury securities differ only in their interest rates, maturities, and dates of issuance. Treasury Bills have maturities of one year or less. Treasury Notes have maturities of one to ten years, and Treasury Bonds generally have maturities of greater than ten years at the date of issuance. Yields on short-, intermediate-, and long-term U.S. Treasury securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation.
Government Agency Securities. Government agency securities, often called agencies, are indirect obligations of the U.S. Government, and are issued by federal agencies and government-sponsored corporations under authority from Congress. Government agency securities may be backed by the full faith and credit of the federal government, which is the case with Government National Mortgage Association (“Ginnie Mae”) and Small Business Administration certificates, but are more often issued or guaranteed by the sponsoring agency. Examples of government agency securities include Export-Import Bank of the United States, the Federal Home Loan Banks, and the Federal Farm Credit System Banks.
Government-Sponsored Enterprises. Government-sponsored enterprises are characterized as being privately owned and publicly chartered. These enterprises were created by the U.S. Government to help certain important sectors of the economy reduce their borrowing costs. The U.S. Government does not directly back government sponsored enterprise securities, although in some instances, government-sponsored enterprise securities may benefit from indirect support. Freddie Mac and Fannie Mae are examples of government-sponsored enterprise securities. On September 6, 2008, the Federal Housing Finance Authority (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac into conservatorship under its authority with the stated

purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on these entities’ debt and equities is unclear and no assurance can be given that any steps taken by the FHFA or the U.S. Treasury or any other agency of the U.S. Government with respect to Fannie Mae or Freddie Mac will succeed.
Risks Associated with Investing in U.S. Government Securities. The U.S. Government is considered to be among the best credit-rated issuers in the debt markets. Since Treasury securities are direct obligations of the U.S. government, there is minimal credit risk. While most other government-sponsored securities are not direct obligations of the U.S. Government (although some are guaranteed by the U.S. Government), they also offer little credit risk.
However, another type of risk that may affect the Fund is market and/or interest rate risk. For example, debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of any U.S. government security held by the Fund, while a decline in interest rates would generally increase the market value of such investment.
Convertible Securities. The Fund may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks. The Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest consist of bonds, notes, debentures, and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock, or sell it to a third party. Thus, the Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on the Fund’s ability to achieve its investment objectives.
Asset-Backed Securities. Asset-backed securities are securities backed by home equity loans, installment sale contracts, credit card receivables, or other assets. Asset-backed securities are “pass-through” securities, meaning that principal and interest payments—net of expenses—made by the borrower on the underlying assets (such as credit card receivables) are passed through to the Fund. The value of asset-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed-income securities because of their potential for prepayment. The price paid by the Fund for its asset-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. In a period of declining interest rates, borrowers may prepay the underlying assets more quickly than anticipated, thereby reducing the yield to maturity and the average life of the asset-backed securities. Moreover, when the Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that the Fund purchases asset-backed securities at a premium, prepayments may result in a loss to the extent of the premium paid. If the Fund buys such securities at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying assets may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a longer-term security. Since the value of longer-term securities generally fluctuates more widely in response to changes in interest rates than does the value of shorter-term securities, maturity extension risk could increase the volatility of the Fund. When interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

Mortgage-Backed Securities. The Fund may invest in securities that directly or indirectly represent participations in, are collateralized by, or payable from mortgage loans secured by real property (“Mortgage-Backed Securities”).

Mortgage-Backed Securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Ginnie Mae and government-related organizations such as Fannie Mae and Freddie Mac, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain Mortgage-Backed Securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Advisor purchases a Mortgage-Backed Security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a Mortgage-Backed Security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a Mortgage-Backed Security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the securities’ return to the Fund. In addition, regular payments received in respect of Mortgage-Backed Securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue Mortgage-Backed Securities and among the securities that they issue. Mortgage-Backed Securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates, which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. This guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly owned U.S.-government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-Backed Securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are guaranteed as to timely payment of the principal and interest by Fannie Mae. Fannie Maes are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government sponsored organization. Mortgage-Backed Securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Mac PCs”). Freddie Mac is a corporate instrumentality of the United States created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The Fund may also invest in Mortgage-Backed Securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans and derivative multiple-class mortgage-backed securities.

During the financial crisis, rating agencies placed on credit watch or downgraded the ratings previously assigned to a large number of mortgage-related securities (which may include certain of the mortgage-related securities in which the Fund may invest). If a mortgage-related security in which the Fund is invested is placed on credit watch or downgraded, the value of the security may decline, and the Fund may experience losses.

A general economic downturn may lead to declines in income from, or the value of, real estate, including the real estate which secures the mortgage-related securities held by the Fund. Additionally, in recent years, a lack of credit liquidity and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans.

Economic conditions may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-related securities would realize in the event of a foreclosure or other exercise of remedies. Moreover, even if such mortgage-related securities are performing as anticipated, their value in the secondary market may fall or continue to fall as a result of deterioration in general market conditions for such securities or other asset-backed or structured products. Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-related securities, thereby resulting in a decrease in the value of such mortgage-related securities. Mortgage loans backing non-agency mortgage-related securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities. Economic conditions may reduce the cash flow that the Fund investing in such mortgage-related securities receives from such securities and increase the incidence and severity of credit events and losses in respect of such securities. In addition, interest rate spreads for mortgage-backed securities may widen and may become more volatile when compared to the past due to adverse changes in market conditions. In the event that interest rate spreads for mortgage-related securities continue to widen following the purchase of such assets by the Fund, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount. Furthermore, adverse changes in market conditions may result in a severe liquidity crisis in the market for mortgage-backed securities (including the mortgage-related securities in which the Fund may invest) and increasing unwillingness by banks, financial institutions, and investors to extend credit to servicers, originators, and other participants in the mortgage-related securities market for these securities and other asset-backed securities. As a result, the liquidity and/or the market value of any mortgage-related securities that are owned by the Fund may experience declines after they are purchased by the Fund. The recent rise in the rate of foreclosures of properties has resulted in legislative, regulatory, and enforcement actions seeking to prevent or restrict foreclosures. Actions have also been brought against issuers and underwriters of residential mortgage-backed securities collateralized by such residential mortgage loans and investors in such residential mortgage-backed securities. Future legislative or regulatory initiatives by federal, state, or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-backed securities. The nature or extent of any future limitations on foreclosure or exercise of other remedies that may be enacted is uncertain. Governmental actions that interfere with the foreclosure process, for example, could increase the costs of such foreclosures or exercise of other remedies, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans and securities backed by such residential mortgage loans owned by the Fund, and could adversely affect the yields on the mortgage-related securities owned by the Fund and could have the effect of reducing returns to the Fund that has invested in mortgage-related securities collateralized by these residential mortgage loans.

Structured Securities. Structured securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, structural features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended adverse tax, or investment consequences may result. Neither the Internal Revenue Service (“IRS”) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund. The payment of principal and interest on structured securities may be largely dependent on the cash flows generated by the underlying financial assets.

Variable or Floating Rate Securities. Variable or floating rate securities provide for periodic adjustments of the interest rate paid. Variable rate securities provide for a specific periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.

Indexed Securities. The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals, or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the value of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.

Stripped Securities. The Fund may purchase separately traded interest and principal component parts of such obligations that are transferable through the Federal book entry system, known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”). These instruments are issued by banks and brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

STRIPS, CUBES, TRs, TIGRs, and CATS are sold as zero-coupon securities, which mean that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations. Bonds issued by the Resolution Funding Corporation (“REFCORP”) can also be stripped in this fashion. REFCORP STRIPS are eligible investments for the Fund.

Zero Coupon Bonds. The Fund may purchase zero coupon bonds. Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, whose fluctuation increases the longer the period of maturity. Although zero coupon bonds do not pay interest to holders prior to maturity, U.S. federal income tax law requires the Fund to recognize as interest income a portion of the bond’s discount each year and this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

Corporate Debt Securities. The Fund may invest in corporate debt securities having a duration of longer than one year. Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. The Fund may invest in debt securities that are non-investment grade or are in default. The ratings of debt securities are described in Appendix A.
Lower-Rated Debt Securities. The Fund may purchase lower-rated debt securities, commonly referred to as “junk bonds” (those rated below the fourth highest grade by a NRSRO and non-rated securities judged by the Advisor to be of equivalent quality), that have poor protection with respect to the payment of interest and repayment of principal, or that may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer’s capacity to pay. The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-rated debt securities and the Fund’s ability to sell these securities.
Since the risk of default is higher for lower-rated debt securities, the Advisor’s research and credit analysis are an especially important part of managing securities of this type held by the Fund. In considering investments for the Fund, the Advisor will attempt to identify those issuers of high-yielding debt securities whose financial condition are adequate to meet future obligations, have improved, or is expected to improve in the future. The analysis focuses on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its right as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund’s shareholders.
Loans and Other Debt Instruments. Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participation), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Direct debt instruments may also include standby financing commitments that obligate the Fund to supply additional cash to the borrower on demand.
Regulation of Derivatives and Certain Other Transactions. Rule 18f-4 under the 1940 Act permits the Fund to enter into “derivatives transactions” and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. “Derivatives transactions” include: (1) any swap, security-based swap, futures contract, forward contract, option, any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) reverse repurchase agreements and similar financing transactions, if the Fund treats these transactions as derivatives transactions under Rule 18f-4; and (3) when-issued or forward-settling securities and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.
Rule 18f-4 permits a fund to enter into derivatives transactions notwithstanding the restrictions under Section 18, provided that the fund either: (1) adopts and implements a derivatives risk management program (“DRMP”), adheres to a limit on leverage risk based on value-at-risk (“VaR”) and complies with board oversight and reporting requirements or (2) satisfies the conditions of the limited derivatives user exception. A fund that is a limited derivatives user is not required to adopt a DRMP, adhere to the VaR limit or comply with the board oversight and reporting requirements. To rely on the limited derivatives user exception, a fund must adopt and implement policies and procedures reasonably designed to manage its derivatives risks and limit its derivatives exposure to 10% of its net assets.
Derivative Instruments. A variety of derivative investment products are available in the financial markets, including put and call options on securities, indexes, and currencies; financial and commodity futures contracts and options on futures contracts; swap agreements and options on such agreements; structured notes; and various hybrid instruments. The Fund is currently permitted to invest up to 10% of its assets in derivative instruments as further described below.
Swap Agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form of swap agreement if the Advisor determines it is consistent with the Fund’s investment objective and policies.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.
The Fund expects to be able to eliminate its exposure under swap agreements whether by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.
Foreign Currency Transactions. The Fund may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The Fund will convert currencies on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated currency exchange.
The Fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund. The Fund may also use swap agreements, indexed securities and options, and futures contracts relating to foreign currencies for the same purposes.
When the Fund agrees to buy or sell a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.” The Fund may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Advisor.
The Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in euros, it could enter into a forward contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
The Fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if the Fund held investments denominated in euros, the Fund could enter into forward contracts to sell euros and purchase Japanese yen. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on the Advisor’s skill in analyzing and predicting currency values. Currency management strategies may substantially change the Fund’s investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as anticipated. For example, if a currency’s value rose at a time when the Advisor had hedged the Fund by selling that currency in exchange for U.S. dollars, the Fund would be unable to participate in the currency’s appreciation. If the Fund hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Advisor increases the Fund’s exposure to a foreign currency, and that currency’s value declines, the Fund will realize a loss. There is no assurance that the use of currency management strategies will be advantageous to the Fund or that it will hedge at an appropriate time.
Futures Contracts. The Fund may enter into futures contracts, options on futures contracts and stock index futures contracts, and options thereon for bona fide hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”), a U.S. government agency.
Although futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.
Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements that are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Fund expects to earn interest income while its margin deposits are held pending performance on the futures contract.
When interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek, through the sale of futures, contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it affects anticipated purchases.
The Fund’s ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.
Restrictions on the Use of Futures Contracts. The Fund will only sell futures contracts to protect securities it owns against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. Pursuant to amendments by the CFTC to Rule 4.5 under the CEA, the Advisor has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Advisor are therefore not subject to registration or regulation as a pool operator under the CEA. In order to claim the Rule 4.5 exemption, the Fund is significantly limited in its ability to invest in commodity futures, options, and swaps (including securities futures, broad-based stock index futures, and financial futures contracts). These limitations may have a negative impact on the ability of the Advisor to manage the Fund, and on the Fund’s performance.
In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker, except as may be permitted under SEC rules) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker, except as may be permitted under SEC rules) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund “covers” a long position. For example, instead of segregating assets, the Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund. In addition, where the Fund takes short positions, or engages in sales of call options, it need not segregate assets if it “covers” these positions. For example, where the Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Fund may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. When the Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

In addition, the extent to which the Fund may enter into transactions involving futures contracts may be limited by the Code’s requirements for qualification as a regulated investment company and the Fund’s intention to qualify as such.
Risk Factors in Future Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.
The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Fund are only for hedging purposes, it is expected that the Fund is generally not subject to risks of loss exceeding those that would be undertaken if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.
Utilization of futures transactions by the Fund involves the risk of imperfect or no correlation where the securities underlying futures contract have different maturities than the portfolio securities being hedged. It is also possible that the Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.
Options. The Fund may purchase and sell put and call options on their portfolio securities to enhance investment performance and to protect against changes in market prices.
Covered Call Options. The Fund may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.
A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is “covered” if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges) or has the right to acquire such securities through immediate conversion of securities.
In return for the premium received when it writes a covered call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund’s cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.
The Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.
Covered Put Options. The Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is “covered” if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.
In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.
The Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.
Purchasing Put and Call Options. The Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.
The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
The Fund may also purchase put and call options to attempt to enhance its current return.
Options on Foreign Securities. The Fund may purchase and sell options on foreign securities if the Advisor believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund’s investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the United States. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the United States.

Risks Involved in the Sale of Options. Options transactions involve certain risks, including the risks that the Advisor will not forecast interest rate or market movements correctly, that the Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of the Advisor to forecast market and interest rate movements correctly.
An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, the Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor believes it is inadvisable to do so.
Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund’s use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Advisor may be considered such a group. These position limits may restrict the Fund’s ability to purchase or sell options on particular securities.
Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.
Government regulations, particularly the requirements for qualification as a “regulated investment company” under the Code, may also restrict the Fund’s use of options.
Special Expiration Price Options. The Fund may purchase over-the-counter (“OTC”) puts and calls with respect to specified securities (“special expiration price options”) pursuant to which the Fund in effect may create a custom index relating to a particular industry or sector that the Advisor believes will increase or decrease in value generally as a group. In exchange for a premium, the counterparty, whose performance is guaranteed by a broker-dealer, agrees to purchase (or sell) a specified number of shares of a particular stock at a specified price and further agrees to cancel the option at a specified price that decreases straight line over the term of the option. Thus, the value of the special expiration price option is comprised of the market value of the applicable underlying security relative to the option exercise price and the value of the remaining premium. However, if the value of the underlying security increases (or decreases) by a pre-negotiated amount, the special expiration price option is canceled and becomes worthless. A portion of the dividends during the term of the option are applied to reduce the exercise price if the options are exercised. Brokerage commissions and other transaction costs will reduce the Fund’s profits if the special expiration price options are exercised. The Fund will not purchase special expiration price options with respect to more than 10% of the value of its net assets and will limit premiums paid for such options in accordance with state securities laws.
LEAPS. The Fund may purchase certain long-term exchange-traded equity options called Long-Term Equity Anticipation Securities (“LEAPS”). LEAPS provide a holder the opportunity to participate in the underlying securities’ appreciation in excess of a fixed dollar amount. The Fund will not purchase these options with respect to more than 10% of the value of its net assets.
LEAPS are long-term call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price, without receiving payments equivalent to any cash dividends declared on the underlying securities. A LEAPS holder will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAPS will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAPS will expire worthless.
Real Estate Investment Trusts (“REITs”). The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like Regulated Investment Companies (“RICs”) such as the Fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the Fund’s own expenses. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default. REITs, and mortgage REITs in particular, are also subject to interest rate risk.
Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. Credit risk refers to the possibility that the borrower will be unable and/or unwilling to make timely interest payments and/or repay the principal on the loan to a mortgage REIT when due. Mortgage REITs are subject to significant interest rate risk. When the general level of interest rates goes up, the value of a mortgage REIT’s investment in fixed rate obligations goes down. When the general level of interest rates goes down, the value of a mortgage REIT’s investment in fixed rate obligations goes up. Mortgage REITs typically use leverage, and many are highly leveraged, which exposes them to leverage risk. Leverage risk refers to the risk that leverage created from borrowing may impair a mortgage REIT’s liquidity, cause it to liquidate positions at an unfavorable time and increase the volatility of the values of securities issued by the mortgage REIT. Mortgage REITs are subject to prepayment risk, which is the risk that borrowers may prepay their mortgage loans at faster than expected rates. Prepayment rates generally increase when interest rates fall and decrease when interest rates rise. These faster than expected payments may adversely affect a mortgage REIT’s profitability because the mortgage REIT may be forced to replace investments that have been redeemed or repaid early with other investments having a lower yield. Additionally, rising interest rates may cause the duration of a mortgage REIT’s investments to be longer than anticipated and increase such investments’ interest rate sensitivity.
REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires) and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.
The Fund’s investment in a REIT may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes or may require the Fund to accrue and distribute income not yet received. In addition, distributions attributable to REITs made by the Fund to Fund shareholders will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

INVESTMENT RESTRICTIONS
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (1) 67% or more of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (2) more than 50% of the outstanding shares of the Fund.
As a matter of fundamental policy, the Fund may not:
1.Borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified, or otherwise permitted by regulatory authority. Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of reverse repurchase agreements, borrowing, and certain other leveraging transactions. For purposes of this limitation, entering into repurchase agreements, lending securities, and acquiring any debt security are not deemed to be the making of loans;
2.Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);
3.Invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry or groups of industries (other than U.S. government securities);
4.Purchase or sell real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);
5.Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities; or
6.Make loans (except purchases of debt securities consistent with the investment policies of the Fund). For purposes of this limitation, entering into repurchase agreements, lending securities, and acquiring any debt security are not deemed to be the making of loans.
Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions.

PORTFOLIO TURNOVER
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for a fiscal year by (2) the monthly average of the value of portfolio securities owned during such fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund’s and Predecessor Fund’s portfolio turnover rate for the fiscal period ended June 30 is shown in the table below.

	Fiscal Period Ended June 30,
	2026(1)	2025(2)
Portfolio Turnover Rate	40%	69%
(1) The Predecessor Fund reorganized on February 6, 2026 into the Fund.
(2) Portfolio Turnover Rate for Predecessor Fund.
PORTFOLIO HOLDINGS DISCLOSURE

The Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities (as defined below) is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). Additional portfolio holdings information may be disseminated to Authorized Participants (as defined below) in connection with custom creation unit transactions.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange. There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares if any of the requirements set forth in the Exchange rules, including compliance with Rule 6c-11(c) under the 1940 Act, are not continuously maintained or such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of the Fund.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

TRUSTEES AND EXECUTIVE OFFICERS
The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Name, Year of Birth and Address	Position with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Interested Trustees of the Trust
Eric W. Falkeis(4) (born 1973) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee	Indefinite Term; Since September 2011.	Chief Operating Officer, Tidal Financial Group (2024 to present); formerly, Chief Growth Officer, Tidal Financial Group (2022 to 2023); Chief Executive Officer, Tidal ETF Services LLC (2018 to present); formerly, Chief Operating Officer, Direxion Funds (2013 to 2018); formerly, Senior Vice President and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC (1997 to 2013).	1	Independent Director, Muzinich Corporate Lending Income Fund, Inc. (2023 to present); Interested Trustee, Tidal Trust II (2022 to present) (41 series); Independent Director, Muzinich BDC, Inc. (2019 to present); Interested Trustee, Tidal Trust I (2018 to Present) (40 series).

Name, Year of Birth and Address	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Independent Trustees of the Trust

Name, Year of Birth and Address	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Kathleen T. Barr (born 1955) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee Chairperson of the Board	Indefinite Term; Since November 2018. Indefinite Term; Since February 2023.	Retired; Member of Governing Council, Independent Directors Council, including past term of Chair (since 2016); Member of ICI Board of Governors (since 2019); formerly, President, owner of a registered investment adviser, Productive Capital Management, Inc. (2010 to 2013); formerly, Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors, LLC in 2009); formerly, Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds) (registered investment companies).	1	Independent Director, Muzinich Corporate Lending Income Fund, Inc. (2023 to present); Independent Director, Muzinich BDC, Inc. (2019 to present); Independent Trustee (2013 to present) and Chair of the Board (2025 to Present) for the William Blair Funds (19 series).
Steven J. Paggioli (born 1950) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee Chair of Nominating and Governance Committee	Indefinite Term; Since May 1991. Indefinite Term. Since January 2026	Consultant; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	1	Independent Director, Muzinich Corporate Lending Income Fund, Inc. (2023 to present); Independent Director, Muzinich BDC, Inc. (2019 to present); Independent Trustee, AMG Funds (1993 to 2025) (34 series).

Name, Year of Birth and Address	Position with the Trust(1)	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Ashi S. Parikh (born 1966) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee Chair of Investment Committee	Indefinite Term; Since June 2020. Indefinite Term. Since January 2025	President and Chief Investment Officer, Venturi Private Wealth (investment management firm) (2022 to present); formerly, Chief Executive and Chief Investment Officer and various other positions, RidgeWorth Investments, LLC (global investment management firm) (2006 to 2017); formerly, Chief Investment Officer Institutional Growth Equities, Eagle Asset Management (investment management firm); formerly Sr. Managing Director, Growth Equities, Banc One Investment Advisors (investment management firm).	1	Board of Directors Member, Investment Working Group, The Ohio State University Endowments and Foundation (2016 to present); Board of Directors, World Methodist Council, Investment Committee (2018 to present); Independent Trustee, PNC Funds (2018 to 2019) (32 series); Interested Trustee, RidgeWorth Funds (2014 to 2017) (35 series).
Cynthia M. Fornelli (born 1960) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Trustee Chair of Audit Committee	Indefinite Term; Since January 2022. Indefinite Term. Since January 2025	Independent Director of TriplePoint Venture Growth BDC Corp. (2019 to present); Retired; formerly, Executive Director of the Center for Audit Quality (2007-2019); formerly, Senior Vice President of Regulatory Conflicts Management at Bank of America (2005-2007); formerly, Deputy Director, Division of Investment Management with the U.S. Securities and Exchange Commission (1998-2005).	1	Independent Director, TriplePoint Private Venture Credit, Inc. (2020 to present); Independent Director, TriplePoint Venture Growth BDC (2020 to present).

Name, Year of Birth and Address	Position with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Officers of the Trust
Craig Benton (born 1985) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	President & Principal Executive Officer	Indefinite Term; Since April 2026.	Assistant Vice President, U.S. Bank Global Fund Services since November 2007.	Not Applicable.	Not Applicable.
Elaine E. Richards (born 1968) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Secretary & Vice President	Indefinite Term; Since September 2024.	Senior Vice President, U.S. Bank Global Fund Services since July 2007.	Not Applicable.	Not Applicable.
Kathryn E. LaPlante Johnson (born 1998) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Treasurer, Vice President, Principal Financial Officer & Principal Accounting Officer	Indefinite Term; Since April 2026.	Mutual Funds Administrator, U.S. Bank Global Fund Services since June 2020.	Not Applicable.	Not Applicable.
Nicholas A. Moll (born 1998) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since November 2024.	Mutual Funds Administrator, U.S. Bank Global Fund Services since December 2022.	Not Applicable.	Not Applicable.

Name, Year of Birth and Address	Position with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During the Past 5 Years
Keana Hang (born 1999) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Assistant Treasurer	Indefinite Term; Since May 2025.	Mutual Funds Administrator, U.S. Bank Global Fund Services since February 2022.	Not Applicable.	Not Applicable.
Gazala Khan (born 1969) c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since November 2022.	Vice President and Compliance Officer, U.S. Bank Global Fund Services since July 2022; Chief Compliance Officer Matthews Asia Fund (May 2019-July 15, 2022); Chief Compliance Officer GS Trust/VIT (June 2009-May 2019); Vice President GSAM (May 2005-June 2009); Staff Accountant, SEC Office of Compliance Inspection and Examination (1999-2005).	Not Applicable.	Not Applicable.
(1)All Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78.
(3)The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes.
(4)     Mr. Falkeis is considered an “interested person” of the Trust due to his position as Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Tidal Investments LLC. Tidal Investments LLC may serve as investment sub-adviser to certain Funds within the Trust.

Additional Information Concerning the Board of Trustees
The Role of the Board

The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established four standing committees: the Nominating and Governance Committee, the Investment Committee, and the Audit Committee, which also serves as the Qualified Legal Compliance Committee, which are discussed in greater detail below under “Trust Committees.” The Board is comprised of a majority (80%) of Trustees who are Independent Trustees. The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Nominating and Governance Committee, Audit Committee and Qualified Legal Compliance Committee are comprised of all of the Independent Trustees. The Chairperson of the Board is an Independent Trustee. The Trust has appointed Kathleen Barr, an Independent Trustee, as Chairperson of the Board, and she acts as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helps to set Board meeting agendas, and serves as Chairperson during executive sessions of the Independent Trustees and Mr. Falkeis. The Board has determined not to combine the Chairperson position and the principal executive officer position and has appointed a Vice President of the Administrator as the President of the Trust, who routinely interacts with the unaffiliated investment advisers of the Trust and comprehensively manages the operational aspects of the funds in the Trust. The Board reviews its structure and the structure of its committees annually. The Board has determined that the structure of the Independent Chairperson, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed. The Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Adviser as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes, or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.
Ms. Barr’s Trustee Attributes include her substantial mutual fund experience, including her role as Chair of the Governing Council for the Independent Directors Council and member of the ICI Board of Governors. She has executive experience as the former owner of a registered investment adviser (Productive Capital Management, Inc.), as the Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors LLC in 2009), and as the Chief Administrative Officer, Chief Compliance Officer and Senior Vice President of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds). Ms. Barr also currently serves on the board of several registered investment companies. Ms. Barr has been determined to qualify as an Audit Committee financial expert for the Trust. Ms. Barr’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the Board’s conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Falkeis’ Trustee Attributes include his substantial ETF and mutual fund experience and his experience with financial, accounting, investment and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full-service provider to ETFs, mutual funds and alternative investment products. Mr. Falkeis currently serves as Chief Operating Officer and Chief Executive Officer of Tidal ETF Services LLC, (2018 to present), formerly, Chief Growth Officer of Tidal Financial Group, and he has experience consulting with investment advisers regarding the legal structure of investment companies, distribution channel analysis, marketing and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational and risk oversight experience through his former positions as Chief Operating Officer and Trustee of the Direxion Funds and the Direxion Exchange Traded Funds. Mr. Falkeis’ experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the Board’s conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience. Mr. Paggioli is an independent consultant on investment company and investment advisory matters. He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution transfer agency and accounting services). He serves on the boards of several investment management companies and advisory firms. He is a member of the Board of Governors of the Investment Company Institute and of the Governing Council of the Independent Directors Council. He has served on various industry association and self-regulatory committees and formerly worked on the staff of the SEC. Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust. Mr. Paggioli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the Board’s conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Parikh’s Trustee Attributes include his substantial investment and executive experience in the asset management industry, including his position as Chief Executive Officer and Chief Investment Officer of RidgeWorth Investments (global investment management firm with over $41 billion in assets). He has also served as a Trustee of several investment trusts (including private investment trusts). Mr. Parikh has ongoing responsibility as a member of the Investment Working Group as part of the Board of Directors for the Ohio State University Endowments & Foundation, as well as an ongoing position as a member of the Investment Committee for the World Methodist Council Endowment Fund (a charitable religious foundation). Mr. Parikh has been determined to qualify as an Audit Committee financial expert for the Trust. The Board believes

Mr. Parikh possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Ms. Fornelli’s Trustee Attributes include her substantial governance, legal, regulatory and business experience, including her role as an Independent Director of TriplePoint Venture Growth BDC Corp and TriplePoint Private Venture Credit, Inc. She has broad leadership experience in strategy formulation, corporate governance and risk management. She has executive experience as the Executive Director of Center for Audit Quality (2007-2019), Senior Vice President of Regulatory and Conflicts Management at Bank of America (2005-2007) and Deputy Director, Division of Investment Management with the US Securities and Exchange Commission (1998-2005). Ms. Fornelli has been determined to qualify as an Audit Committee financial expert for the Trust. Ms. Fornelli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees led to the Board’s conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Trust Committees
The Trust has four standing committees: the Nominating and Governance Committee, the Investment Committee, and the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”).
The Nominating and Governance Committee, comprised of all of the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating and Governance Committee is also responsible for, among other things, assisting the Board in its oversight of the Trust’s compliance program under Rule 38a-1 under the 1940 Act, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” The Nominating and Governance Committee has appointed Independent Trustee Steve Paggioli as the Chairperson of the Committee. The Nominating and Governance Committee will consider nominees nominated by shareholders. Recommendations for consideration by shareholders by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on. The Nominating and Governance Committee met one time during the Predecessor Fund’s last fiscal year with respect to the Predecessor Fund.

The Investment Committee is comprised of all of the Trustees. The Investment Committee has appointed Independent Trustee Ashi Parikh as the Chairperson of the Committee. The Investment Committee generally meets on a quarterly basis to review performance of the various series of the Trust and report back to the Board. The Investment Committee met three times with respect to the Fund during the Fund’s last fiscal year.

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee has appointed Independent Trustee Cynthia Fornelli as the Chairperson of the Committee. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting. The Audit Committee met one time with respect to the Fund during the Fund’s last fiscal period.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust. The QLCC did not meet during the Predecessor Fund’s last fiscal period with respect to the Predecessor Fund.

Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2025

Name	Dollar Range of Fund Shares in the Fund	Aggregate Dollar Range of Fund and other portfolio Shares in the Trust
Independent Trustees
Kathleen T. Barr	None	$50,001-$100,000
Steven J. Paggioli	None	Over $100,000
Ashi S. Parikh	None	Over $100,000
Cynthia Fornelli	None	None
Interested Trustees
Eric W. Falkeis	None	$10,001-$50,000

Furthermore, neither the Independent Trustees nor members of their immediate family own securities beneficially or of record in the Advisor, the Fund’s principal underwriter, or any of their affiliates. Neither the Independent Trustees nor members of their immediate family have had a direct or indirect interest during the two most recently completed calendar years, the value of which exceeds $120,000, in the Advisor, the Fund’s principal underwriter, or any of their affiliates.

Compensation
Effective January 1, 2026, the Independent Trustees were due to receive an annual retainer of $160,000 and Mr. Falkeis, as an Interested Trustee, receives an annual retainer of $150,000, allocated among each of the various portfolios comprising the Trust. Each Trustee also receives an additional $12,000 per regularly scheduled Board meeting, and an additional $3,500 per special meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. The Chairperson of the Audit Committee receives additional compensation of $20,000 annually, the Chairperson of the Nominating and Governance Committee receives additional compensation of $10,000 annually, the Chair person of the Investment Committee receives additional compensation of $10,000 annually, and the Chairperson of the Board of Trustees receives additional compensation of $45,000 annually, and such compensation is also allocated among each of the various portfolios comprising the Trust.
From January 1, 2025 through December 31, 2025, the Trustees received an annual retainer of $150,000 allocated among each of the various portfolios comprising the Trust, an additional $10,000 per regularly scheduled Board meeting, and an additional $3,500 per special meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. The Chairperson of the Audit Committee received additional compensation of $20,000 annually, the Chairperson of the Nominating and Governance Committee received additional compensation of $10,000 annually, the Chairperson of the Investment Committee received additional compensation of $10,000 annually, and the Chairperson of the Board of Trustees received additional compensation of $30,000 annually, and such compensation was also allocated among each of the various portfolios comprising the Trust.
Trustees receive additional fees from the applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required. All Trustees will be reimbursed for expenses in connection with each Board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the rate of compensation received by the following Trustees for the fiscal year ended Effective January 1, 2026, the Independent Trustees were due to receive an annual retainer of $160,000 and Mr. Falkeis, as an Interested

Trustee, receives an annual retainer of $150,000, allocated among each of the various portfolios comprising the Trust. Each Trustee also receives an additional $12,000 per regularly scheduled Board meeting, and an additional $3,500 per special meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. The Chairperson of the Audit Committee receives additional compensation of $20,000 annually, the Chairperson of the Nominating and Governance Committee receives additional compensation of $10,000 annually, the Chair person of the Investment Committee receives additional compensation of $10,000 annually, and the Chairperson of the Board of Trustees receives additional compensation of $45,000 annually, and such compensation is also allocated among each of the various portfolios comprising the Trust.
From January 1, 2025 through December 31, 2025, the Trustees received an annual retainer of $150,000 allocated among each of the various portfolios comprising the Trust, an additional $10,000 per regularly scheduled Board meeting, and an additional $3,500 per special meeting, paid by the Trust or applicable advisors/portfolios, as well as reimbursement for expenses incurred in connection with attendance at Board meetings. The Chairperson of the Audit Committee received additional compensation of $20,000 annually, the Chairperson of the Nominating and Governance Committee received additional compensation of $10,000 annually, the Chairperson of the Investment Committee received additional compensation of $10,000 annually, and the Chairperson of the Board of Trustees received additional compensation of $30,000 annually, and such compensation was also allocated among each of the various portfolios comprising the Trust.
Trustees receive additional fees from the applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required. All Trustees will be reimbursed for expenses in connection with each Board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. Set forth below is the rate of compensation received by the following Trustees for the fiscal year ended June 30, 2026.

Name of Person/Position	Aggregate Compensation from the Pabrai Wagons ETF	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(1) Paid to Trustees
Kathleen T. Barr, Independent Trustee	$6,632	None	None	$6,632
Eric W. Falkeis, Interested Trustee(2)	$5,183	None	None	$5,183
Steve J. Paggioli, Independent Trustee	$5,321	None	None	$5,321
Ashi S. Parikh, Independent Trustee	$5,415	None	None	$5,415
Cynthia Fornelli, Independent Trustee	$5,676	None	None	$5,676
(1)There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” applies only to the Fund. The Fund does hold themselves out as related to any other series within the Trust for investment purposes. For the fiscal period ended June 30, 2026, Trustees’ fees for the Trust were approximately $1,113,750.
(2)As of January 1, 2026.

Codes of Ethics
The Trust and the Advisor have each adopted separate Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Advisor to invest in securities that may be purchased or held by the Fund. The Distributor, as defined below, relies on the principal underwriter’s exception in Rule 17j-1(c)(3) under the 1940 Act, specifically where the Distributor is not affiliated with the Trust or the Advisor, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Advisor.
PROXY VOTING POLICIES AND PROCEDURES
The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.
The Advisor has adopted Proxy Voting Policies that underscore the Advisor’s concern that all proxies voting decisions be made in the best interest of the Fund’s shareholders. A copy of the Advisor’s Proxy Voting Policies is attached as Appendix B.
The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge by calling toll-free 1-800-617-0004, by accessing the Fund’s website at www.wagonsetf.com, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund. A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. As of September 30, 2026, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. As of October 7, 2026 the following shareholders were considered to be either a control person or principal shareholder of the Fund, and may have a significant impact on matters submitted to a shareholder:

Principal Holders of the Fund

Name and Address	% Ownership	Type of Ownership
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS 211 MAIN ST SAN FRANCISCO CA 94105-1901	23.81%	Record
NATIONAL FINANCIAL SERVICES LLC ATTN MUTUAL FUNDS DEPARTMENT 4TH FL 499 WASHINGTON BLVD JERSEY CITY NJ 07310-1995	19.32%	Record
VANGUARD BROKERAGE SERVICES 100 VANGUARD BLVD MALVERN, PA 19355-2331	17.69%	Record
INTERACTIVE BROKERS LLC ONE PICKWICK PLAZA GREENWICH, CT 06830	10.12%	Record
STIFEL NICOLAUS & CO INC 501 NORTH BROADWAY ST LOUIS, MO 63102-2188	6.94%	Record
PERSHING LLC 1 PERSHING PLZ Fl 14 JERSEY CITY, NJ 07399-0002	5.03%	Record

THE FUND’S INVESTMENT ADVISOR
As stated in the Prospectus, investment advisory services are provided to the Fund by Dhandho Funds, LLC dba Pabrai Wagons Advisors, located at 4407 Bee Cave Road, Suite 513, West Lake Hills, Texas 78746, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Advisor manages four private funds and a separately managed account. Mr. Mohnish Pabrai indirectly owns approximately 19% of the Advisor and is the Manager and a control person of the Advisor.

The Advisor is owned by Dhandho Holdings L.P. and Dhandho Holdings Qualified Purchaser L.P. (together “Dhandho Holdings”). Dhandho Holdings is managed and controlled by Dalal Street LLC (“Dalal Street”). Dhandho Holdings is controlled by Mohnish Pabrai through Dalal Street. In addition to Dhandho Holdings, Dalal Street manages three other private funds: Pabrai Investment Fund II LP, Pabrai Investment 3 Ltd., and Pabrai Investment Fund IV LP (collectively, “Pabrai Investment Funds”).

After its initial two-year term, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days’, or less than 30 days’, written notice to the Advisor when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Advisor on not more than 60 days’, or less than 30 days’, written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

Pursuant to the Investment Advisory Agreement, the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. The Advisor also arranges for, custody, fund administration and all other non-distribution-related services necessary for the Fund to operate. The Advisor administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee from the Fund. For the services it provides to the Fund, the Fund pays the Advisor a unified management fee, which is calculated daily and paid monthly, at an annual rate based on the Fund’s average daily net assets as follows:

Name of Fund	Management Fee
Pabrai Wagons ETF	.90%

For the fiscal years indicated below, the Predecessor Fund paid the following advisory fees to the Advisor based on the previous investment advisory agreement where the Advisor was entitled to receive an investment advisory fee equal to 0.90% of the Predecessor Fund’s average daily net assets and the Predecessor Fund was responsible for its own operating expenses. The Advisor had contractually agreed to reduce fees and/or pay Predecessor Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, tax, and extraordinary expenses) in order to the limit the Predecessor Fund’s Total Annual Fund Operating Expenses to 0.90% for the Fund (the “Expense Cap”). Prior to January 1, 2024, the Predecessor Fund’s Expense Cap was 1.14% as determined by the Board. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. Any such reimbursement is subject to the

Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Predecessor Fund toward operating expenses for such period (taking into account the reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Predecessor Fund and the Fund accrued advisory fees and waived fees for the following fiscal years/period shown in the table below.

Fiscal Year/Period Ended	Fees Accrued	Fees Waived	Total Fees Paid to Advisor
June 30, 2026(2)	$1,130,111	-$253,408	$876,703
June 30, 2025	$450,614	-$295,892	$154,722
June 30, 2024(1)	$72,236	-$72,236	$0
(1) The Predecessor Fund commenced operations on September 29, 2023. The Advisor paid $269,171 of Predecessor Fund expenses for the fiscal period.
(2) The Predecessor Fund reorganized on February 6, 2026 into the Fund.

Portfolio Manager
Mr. Mohnish Pabrai is responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program, and was previously the Portfolio Manager to the Predecessor Fund. The following table provides information regarding other accounts managed by Mr. Pabrai as of June 30, 2026.

Name	Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (Millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (Millions)
Mohnish Pabrai
	Other Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	5	$990.50	None	$961.25
	Other Accounts	1	$3.45	None	None
The Portfolio Manager, Mohnish Pabrai, does not receive a direct salary or bonus from the Advisor. He is part-owner of the Advisor and receives distributions and dividends from the Advisor based on firm profitability. Mr. Pabrai benefits from profits earned by the Advisor from its management of the Fund, and previously from the Predecessor Fund. In addition, Mr. Pabrai owns Dalal Street, a registered investment advisor. Mr. Pabrai receives a salary from Dalal Street, performance-based fees from Dalal Street’s management of the Pabrai Investment Funds, and management fees earned from Dalal Street’s management of Dhandho Holdings.
Through the Advisor and Dalal Street, the Portfolio Manager manages numerous accounts for multiple clients. These accounts include other types of pooled accounts (e.g., collective investment funds) and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). The Portfolio Manager makes investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. Even where multiple accounts are managed by the Portfolio Manager with a similar investment discipline, the Portfolio Manager may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by the Portfolio Manager will vary.
Conflicts of interest also may arise where some accounts managed by the Portfolio Manager have higher fees than the fees paid by other accounts. Because the compensation of the Portfolio Manager may be affected by revenues earned by the Advisor, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.

Because the Portfolio Manager performs investment management services for various clients, certain conflicts of interest could arise. The Portfolio Manager may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Fund. The Portfolio Manager will have no obligation to purchase or sell for the Fund, or to recommend for purchase or sale by the Fund, any security that the Portfolio Manager, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price. Where the Portfolio Manager buys or sells the same security for two or more clients, it may place successive trades according to a pre-determined, randomly-generated trade rotation schedule to facilitate fair and equitable allocation among clients.
The Trust and the Advisor have each adopted separate Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Advisor to invest in securities that may be purchased or held by the Fund. The Distributor, as defined below, relies on the principal underwriter’s exception in Rule 17j-1(c)(3) under the 1940 Act, specifically where the Distributor is not affiliated with the Trust or the Advisor, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust or the Advisor.
Portfolio Manager’s Ownership Interest in the Fund. The Following indicates the beneficial ownership of the Portfolio Manager of the Fund as of June 30, 2026:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Mohnish Pabrai	$1-$10,000
SERVICE PROVIDERS
Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Administrator to the Fund. Fund Services provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment, and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of the Fund’s shares.
Fund Services also is entitled to certain out-of-pocket expenses. Fund Services also acts as fund accountant, transfer agent, and dividend disbursing agent under separate agreements. Additionally, Fund Services provides Chief Compliance Officer services to the Trust under a separate agreement. The cost for the Chief Compliance Officer’s services is charged to the Fund and approved by the Board annually.

For the fiscal year indicated below, the Predecessor Fund and the Advisor paid the following administrative fees to Fund Services for its services as the fund administrator:

Fiscal Year Ended	Administration Fee Paid
June 30, 2026(1)	$73,880
June 30, 2025	$76,944
(1) The Predecessor Fund reorganized on February 6, 2026 into the Fund. After the Reorganization, the Advisor paid all Administration Fees on behalf of the Fund.

Custodian
U.S. Bank N.A. is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides services for fees based on average daily net assets, portfolio transactions, and out-of-pocket expenses. The Custodian’s address is 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions relating to the purchase or sale of securities by the Fund. Fund Services and U.S. Bank N.A. are affiliated entities under the common control of U.S. Bancorp. The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP, Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102 is the independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission for the Fund.
Sullivan & Worcester LLP, 1251 Avenue of the Americas, 19th Floor, New York, New York 10020, serves as legal counsel to the Trust. Sullivan & Worcester also serves as independent legal counsel to the Board of Trustees.

THE FUND’S PRINCIPAL UNDERWRITER AND DISTRIBUTOR
The Trust, the Advisor, and Quasar Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Fund and distributes Shares. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 190 Middle Street, Suite 301, Portland, Maine 04101.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Intermediary Compensation. The Advisor or its affiliates, out of their own resources and not out of the Fund’s assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Advisor periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your Advisor, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your advisor, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Advisor, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

Rule 12b-1 Distribution Plan
The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the 12 month period from the date of this SAI. Rule 12b-1 fees to be paid by the Funds under the Plan may only be imposed after approval by the Board.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

Prior to the Reorganization, the Predecessor Fund incurred and paid Rule 12b-1 fees from July 1, 2025 through February 6, 2026.

Actual Rule 12b-1 Expenditures Incurred by the Predecessor Fund During the Period ended February 6, 2026.
Advertising/Marketing	$0
Printing/Postage	$0
Payment to Distributor	$0
Payment to Broker-Dealer	$86,301
Compensation to Sales Personnel	$0
Other	$0
Total	$86,301

Shareholder Servicing Plan
The Trust on behalf of the Predecessor Fund adopted a Shareholder Servicing Plan (the “Plan”). Pursuant to the Plan, the Advisor was authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund (“Shareholder Servicing Activities”). Under the Plan, the Advisor entered into shareholder service agreements with securities broker-dealers and other securities professionals (“Service Organizations”) who provided Shareholder Servicing Activities for their clients invested in the Predecessor Fund.
Shareholder Servicing Activities includes one or more of the following: (1) establishing and maintaining accounts and records relating for shareholders of the Predecessor Fund; (2) aggregating and processing orders involving the shares of the Predecessor Fund; (3) processing dividend and other distribution payments from the Predecessor Fund on behalf of shareholders; (4) providing information to shareholders as to their ownership of Predecessor Fund shares or about other aspects of the operations of the Fund; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from the Predecessor Fund to shareholders; (7) assisting shareholders in changing the Predecessor Fund’s records as to their addresses, dividend options, account registrations, or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders or the information to the Predecessor Fund necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (11) providing such other similar services as the Advisor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.
The Predecessor Fund paid the following amount in Plan fees for the fiscal year shown below:

Fiscal Year Ended	Shareholder Servicing Plan Fees Paid
June 30, 2026(1)	$58,620
June 30, 2025	$50,068
(1) The Predecessor Fund reorganized on February 6, 2026 into the Fund. After the Reorganization, the Fund has not paid any Shareholder Servicing Plan Fees.
The Fund has not adopted a Shareholder Servicing Plan.
EXECUTION OF PORTFOLIO TRANSACTIONS
Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.
Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.
In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary such that the client’s total cost or proceeds in each transaction is the most favorable under the circumstances. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. Consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Advisor, to the extent the Advisor may lawfully and appropriately use such research and information in its investment advisory capacity, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under the

Advisory Agreement, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers that sell shares of the Fund subject to rules adopted by the FINRA and the SEC. The Fund does not effect securities transactions through brokers in return for selling shares of the Fund.
Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee” and “—Redemption Transaction Fee”, the Fund may determine to not charge a variable fee on certain orders when the Advisor have determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.
While selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services (as defined by Section 28(e) of the Securities Exchange Act of 1934, as amended) to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker-dealer, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor’s overall responsibilities to the Fund.
Research and brokerage services obtained by the Advisor using client commissions may be used by the Advisor in its other investment activities, including for the benefit of other client accounts. The Advisor does not seek to allocate soft dollar benefits to client accounts proportionately to the soft dollar credits the accounts generate. In determining whether to direct client brokerage to particular broker-dealers, the Advisor’s investment personnel meet periodically to review and evaluate the soft dollar practices of the Advisor and to determine in good faith whether, with respect to any research or other products or services received, the commissions used to obtain those products and services were reasonable in relation to the value of the brokerage, research, or other products or services provided. This determination is viewed in terms of either the specific transaction or the Advisor’s overall responsibilities to the accounts or portfolios over which the Advisor exercises investment discretion.
Investment decisions for the Fund are made independently from those of other client accounts or mutual funds (“other accounts”) managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such other accounts. In such event, the position of the Fund and such other accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of such other accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such other accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such other accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers for selling shares of the Fund. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Fund for their customers.
The table below shows the amount of brokerage commissions paid by the Fund and Predecessor Fund with respect to transactions for the fiscal year/period shown.

Fiscal Year/Period Ended	Brokerage Fees Paid
June 30, 2026(1)	$126,317
June 30, 2025	$104,785
(1) The Predecessor Fund reorganized on February 6, 2026 into the Fund.

The Fund did not direct any brokerage transactions to brokers for research services provided to the Advisor during the fiscal year ended June 30, 2026.

The Fund did not own any securities of its regular broker-dealers as of the fiscal year ended June 30, 2026.

CAPITAL STOCK
Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shares issued and sold by the Fund are deemed to be validly issued, fully paid, and non-assessable by the Trust. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS
The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each business day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern time. The Fund will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of cash or in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the

Cash Component (defined below), computed as described below. The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the applicable amount of Deposit Cash required for a Fund Deposit changes as rebalancing adjustments and corporate action events are reflected from time to time by the Advisor with a view to the investment objective of the Fund.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of Index rebalancing changes.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the

Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement. The order cut-off time for the Fund for orders to purchase Creation Units is expected to be 4:00 p.m. Eastern time, which time may be modified by the Fund from time-to-time by amendment to the Participant Agreement. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement. On behalf of the Fund, the Transfer Agent will notify the Custodian of such order. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities), and/or through such other arrangements allowed by the Trust or its agents. Each Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Fund is generally the first Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent and the Advisor shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The typical settlement date for each transaction will be within one day of the transaction (commonly referred to as “T+1”), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the Exchange Act. Due to the schedule of holidays in certain countries, however, the delivery of Shares may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. The Authorized Participant shall be liable to the Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (d) the acceptance of each Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Advisor make it for all practical purposes not feasible to process orders for Creation Units. In addition, the Fund and the Advisor reserves the right to reject any purchase order at an time.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Fund is $300, regardless of the number of Creation Units created in the transaction. The Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Advisor, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Advisor has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
Pabrai Wagons ETF	$300	2%
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring Fund Securities from the Trust to their account or on their order.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. Except upon liquidation of the Fund, the Trust will not redeem shares in amounts less than Creation Units.

Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and Share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities - as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

The typical settlement date for each redemption transaction will be within one day of the transaction (or T+1), unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the Exchange Act. Due to the schedule of holidays in certain countries, however, the receipt of redemption proceeds may take longer than one Business Day following the day on which the purchase order is received. In such cases, the local market settlement procedures will not commence until the end of local holiday periods.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

Deliveries of redemption proceeds generally will be made by the next Business Day following the trade date, as discussed above.

The Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of Shares to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”), as such term is defined in Rule 144A under the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

Because the portfolio securities of the Fund may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their Shares, or to purchase or sell Shares on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the NAV of Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund is $300, regardless of the number of Creation Units redeemed in the transaction. The Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Advisor, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. The Fund may determine to not charge a variable fee on certain orders when the Advisor has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring Fund Securities from the Trust to their account or on their order.

DETERMINATION OF SHARE PRICE
As noted in the Prospectus, the NAV of shares of the Fund will be determined once daily as of the close of public trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas. The Fund does not expect to determine the NAV of shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share.
To the extent the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the Fund’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days the Fund is open for business. If the exchange or market on which the Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal calculation time. For example, the primary trading markets for the Fund may close early on the day before certain holidays and the day after Thanksgiving.
In valuing the Fund’s assets for calculating NAV, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked prices on such day. Securities primarily traded on U.S. national securities exchanges for which market quotations are readily available shall be valued at either the last reported sale price on the day of valuation, or the exchange’s official closing price, if applicable. If there has been no sale on such day, then the mean between the bid and asked prices will be used. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by the Advisor. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Advisor as the Fund’s valuation designee with responsibility for performing all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor has established a valuation committee to fulfill its responsibility as the valuation designee, and the valuation committee operates under procedures adopted by the Advisor.
The Fund values securities for which market quotations are readily available. Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price between the bid and asked prices in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of a price from a pricing service, fair value will be determined. Investments in other open-end regulated investment companies are valued at their NAV. If the Fund invests in securities that trade on foreign securities markets on days other than the Fund business day, the value of the Fund’s portfolio may change on days that shareholders will not be able to purchase or redeem Fund shares.
Trading in foreign securities markets is normally completed well before the close of the NYSE. In addition, foreign securities trading may not take place on all days on which the NYSE is open for trading and may occur in certain foreign markets on days on which the Fund’s NAV is not calculated. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of NAV unless the Advisor deems that the particular event would affect NAV, in which case an adjustment will be made in such manner as the Advisor in good faith deems appropriate to determine fair market value. Assets or liabilities expressed in foreign currencies are translated, in determining NAV, into U.S. dollars based on the spot exchange rates, or at such other rates as the Advisor may determine to be appropriate.
For foreign securities traded on foreign exchanges, the Trust has selected ICE Data Service’s Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of a Fund’s securities traded on those foreign exchanges. The Fund utilizes a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has compared to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval a Fund will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices.

DIVIDENDS AND DISTRIBUTIONS
Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions that relate to the previous year.
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Additional Tax Information.”

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Code to preserve the Fund’s eligibility for treatment as a RIC, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Fund reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

U.S. FEDERAL INCOME TAXES
The following is only a summary of the material U.S. federal income tax considerations generally affecting the Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.
The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local or foreign taxes.
Taxation of the Fund. Each series of the Trust, including the Fund, is treated as a separate corporation for U.S. federal income tax purposes. The Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level. The Fund elects and intends to continue to qualify each year to be treated as a RIC under the Code. As such, the Fund should not be subject to U.S. federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. To qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).
Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to U.S. federal income taxation to the extent any such income or gains are not distributed.
If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect, and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular 21% corporate rate without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.
The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

The Fund will be subject to a nondeductible 4% U.S. federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by the Fund and subject to corporate income tax will be considered to have been distributed. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.
If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to U.S. federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
Taxation of Shareholders – Distributions. The Fund intends to distribute, no less than annually, to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.
The Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which, subject certain limitations and requirements, is taxable to non-corporate shareholders at rates of up to 20%.
Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares.
Qualified dividend income includes, in general and, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from an ETF, an underlying fund taxable as a RIC, or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund, or REIT. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.
Fund dividends will not be treated as qualified dividend income if the Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.
In the case of corporate shareholders, certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to the Fund from REITs and other RICs are not eligible for the dividends received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends received deduction with respect to those Shares.
Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.
U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Shareholders who have not held Shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.
If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s tax basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of tax basis will be treated as gain from the sale of the shareholder’s Shares.
Taxation of Shareholders – Sale of Shares. A sale, redemption, or exchange of Shares may give rise to a gain or loss. For tax purposes, an exchange of your Fund Shares for shares of a different fund is the same as a sale. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.
The tax basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the tax basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available tax basis reporting methods and elections for your account.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund may limit the tax efficiency of the Fund. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.
Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.
Tax Treatment of Complex Securities. The Fund may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect the Fund’s ability to qualify as a RIC, affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.
Some debt obligations that are acquired by the Fund may be treated as having original issue discount (“OID”). Generally, the Fund will be required to include OID in taxable income over the term of the debt security, even though payment of the OID is not received until a later time, usually when the debt security matures. If the Fund holds such debt instruments, it may be required to pay out as distributions each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary.
The Fund may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be OID, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. If the Fund invests in securities that have OID, it may be required to liquidate other investments, including at times when it is not advantageous to do so, to satisfy its distribution requirements and to eliminate any possible taxation at the Fund level. Moreover, the Fund may realize gains or losses from such liquidations. In the event the Fund realizes net gains from such transactions, its shareholders may receive larger distributions than they would have in the absence of such transactions.
Foreign Investments. Dividends and interest received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.
If more than 50% of the value of the Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that the Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by the Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.
If the Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
The Fund may be eligible to treat a PFIC as a “qualified electing fund” (“QEF”) under the Code in which case, in lieu of the foregoing requirements, the Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. To make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. To distribute this income and avoid a tax at the Fund level, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Amounts included in income each year by the Fund arising from a QEF election, will be “qualifying income” under the Qualifying Income

Requirement (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.
In addition, the Fund may be subject to short-term and long-term capital gains tax in India on gains realized upon disposition of Indian securities. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The Fund accrues a deferred tax liability for net unrealized short-term and long-term gains in excess of available carryforwards on Indian securities. This accrual may reduce the Fund’s net asset value.

Backup Withholding. The Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.
Non-U.S. Shareholders. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisers prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Unless certain non-U.S. entities that hold Shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in the Fund should consult their tax advisers in this regard.
Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from U.S. federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund if, for example, (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.
Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
General Considerations. The U.S. federal income tax discussion set forth above is for general information only. Shares of the Fund held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, prospective investors should consult their tax advisers regarding the specific U.S. federal income tax consequences of purchasing, holding and disposing of Shares of the Fund, as well as the effect of state, local and foreign tax law and any proposed tax law changes.
State Taxes. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of Shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for U.S. federal income taxation described above.
FINANCIAL STATEMENTS
The Annual Report to shareholders for the Fund for the fiscal year ended June 30, 2026, is a separate document available, without charge, upon request by calling 1-800-617-0004, and the financial statements, accompanying notes, and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI. The annual report for the Predecessor Fund was filed on N-CSR with the SEC on September 3, 2026.

APPENDIX A
DESCRIPTION OF SECURITIES RATINGS
Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is generally assigned to those obligations considered short-term in the relevant market. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” - A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” - A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” - A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” - A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” - A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to “D” if it is subject to a distressed exchange offer.

    Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. A foreign currency rating on an issuer will differ from the local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

    “NR” - This indicates that a rating has not been assigned or is no longer assigned.

    Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” - Is assigned to an unrated issuer.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” - Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” - Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” - Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” - Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” - Securities possess high short-term default risk. Default is a real possibility.

“RD” - Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” - Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Plus (+) or minus (-) - The “F1” rating may be modified by the addition of a plus (+) or minus (-) sign to show the relative status within that major rating category.

“NR” - Is assigned to an unrated issue of a rated issuer.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

    “R-1 (middle)” - Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

    “R-1 (low)” - Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

    “R-2 (high)” - Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

    “R-2 (middle)” - Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

    “R-2 (low)” - Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

    “R-3” - Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

    “R-4” - Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

    “R-5” - Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

    “D” - Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” - Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” - An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” - An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) - The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

“NR” - This indicates that a rating has not been assigned or is no longer assigned.

    Local Currency and Foreign Currency Risks - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating on it when the obligor has a different capacity to meet its obligations denominated in its local currency, versus obligations denominated in a foreign currency.

    Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both on the likelihood of default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” - Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” - Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” - Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” - Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” - Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” - Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” - Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” - Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” - Is assigned to unrated obligations.

    The following summarizes long-term ratings used by Fitch:

“AAA” - Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” - Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” - Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity m ay, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
“BBB” - Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” - Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” - Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” - A “CCC” rating indicates that substantial credit risk is present.

“CC” - A “CC” rating indicates very high levels of credit risk.

“C” - A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “CCC” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” - Is assigned to an unrated issue of a rated issuer.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

    “AAA” - Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

    “AA” - Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

    “A” - Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

    “BBB” - Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

    “BB” - Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

    “B” - Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

    “CCC”, “CC” and “C” - Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

    “D” - A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

•Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” - A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” - A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

“D” - This rating is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Moody’s uses the global short-term Prime rating scale (listed above under Short-Term Credit Ratings) for commercial paper issued by U.S. municipalities and nonprofits. These commercial paper programs may be backed by external letters of credit or liquidity facilities, or by an issuer’s self-liquidity.

For other short-term municipal obligations, Moody’s uses one of two other short-term rating scales, the Municipal Investment Grade (“MIG”) and Variable Municipal Investment Grade (“VMIG”) scales provided below.

Moody’s uses the MIG scale for U.S. municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.

MIG Scale

“MIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” - Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interests payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. VMIG ratings with liquidity support use as an input the short-term Counterparty Risk Assessment of the support provider, or the long-term rating of the underlying obligor in the absence of third-party liquidity support. Transitions of VMIG Ratings of demand obligations with conditional liquidity support differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR”.

“VMIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” - Is assigned to an unrated obligation.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, security and/or obligation. Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed. To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers, entities, securities and/or obligations can change. Credit ratings are also based on approved and applicable methodologies (“Methodologies”), which are periodically updated and when material changes are deemed necessary, this may also lead to rating changes.

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although, DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

DBRS uses rating symbols as a concise method of expressing its opinion to the market, but there are a limited number of rating categories for the possible slight risk differentials that exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.

APPENDIX B
PROXY VOTING POLICIES AND PROCEDURES

DALAL STREET, LLC DBA PABRAI INVESTMENT FUNDS
AND DHANDHO FUNDS, LLC DBA PABRAI WAGONS ADVISORS

(Adopted as of March 12, 2012
Amended October 27, 2025)

PURPOSE

The purpose of these Proxy Voting Policies and Procedures is to memorialize the procedures and policies adopted by Dalal Street, LLC dba Pabrai Investment Funds and Dhandho Funds, LLC dba Pabrai Wagons Advisors (collectively, the “Adviser”) to enable it to comply with its accepted responsibilities and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).

POLICY

The Adviser serves as discretionary investment managers for private pooled investment vehicles (the “Private Funds”), while Pabrai Wagons Advisors also provides discretionary investment management services to separately management accounts (“SMA”) and a registered investment company, collectively (“Clients”), and has the authority to vote proxies. These Proxy Voting Policies and Procedures are reasonably designed to ensure that the Adviser votes proxies in the best interests of its clients. The Adviser will act in a manner it deems prudent and diligent and which is intended to enhance the economic value of the assets of the account.

GUIDELINES

The Adviser will vote proxies in the best interests of each Client. Each proxy issue will be considered individually. The Adviser may take into account the following factors, among others, in its determination to vote a proxy:

•Whether the proposal was recommended by management and the Adviser’s opinion of management;

•Whether the proposal acts to entrench existing management; and

•Whether the proposal fairly compensates management for past and future performance.

Abstaining from Voting or Affirmatively Not Voting

The Adviser may abstain from voting (which generally requires submission of the proxy voting card) or decide not to vote if the Adviser determines that abstaining or not voting is in the best interests of the applicable Client. Factors that may be considered in making such a determination may include the costs associated with exercising the proxy (e.g. travel or translation costs) and any legal restrictions on trading resulting from the exercise of a proxy. The fact that the Client hold a small percentage of the outstanding voting securities of a company is not a sufficient reason for not voting a proxy.

Conflict of Interest

B-1

Due to the nature of the Adviser’s business and its ownership, it is unlikely that conflicts of interest will arise in voting proxies of public companies. However, if a potential conflict of interest does arise, the CCO will review these votes in advance to make sure that the Adviser’s proposed votes are consistent with the established guidelines and not prompted by any conflict of interest.

PROCEDURES

The Managing Partner or a Supervised Person he designates is responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and voted consistently across all portfolios. The Managing Partner shall make arrangements with the Client’s broker(s) for the timely delivery for all proxies received with respect to securities held by the Client.

RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the CCO will maintain for the time periods set forth in such Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding Client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of Clients; (iv) records of all Client requests for proxy voting information; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made by Clients regarding conflicts of interest in voting the proxy.
The Adviser will describe in its Part 2A of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and advise Clients how they may obtain information about how the Adviser voted their securities. Clients may obtain information about how their securities were voted or a copy of the Adviser’s Proxy Voting Policies and Procedures free of charge by written request addressed to the CCO.

B-2

PART C

Pabrai Wagons ETF

OTHER INFORMATION
Item 28. Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolios’ (the “Trust”) Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(i)
Amendment dated June 1, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 636 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 24, 2015.

(ii)
Amendment dated November 23, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed on December 17, 2015.

(iii)
Certificate of Amendment dated February 16, 2022 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 833 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2022.

(b)
Amended and Restated By-Laws, amended as of February 16, 2022, is herein incorporated by reference from Post-Effective Amendment No. 833 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2022.

(c)	Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and By-Laws.

(d)	Investment Advisory Agreements

(i)
Investment Advisory Agreement dated September 25, 2023 between the Trust, on behalf of the Pabrai Wagons Fund, and Dhandho Funds LLC is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(ii)
Investment Advisory Agreement between the Trust, on behalf of the Pabrai Wagons ETF, and Dhandho Funds, LLC is herein incorporated by reference from Post-Effective Amendment No. 901 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 2, 2026.

(e)	Underwriting Contracts

(i)
Distribution Agreement dated August 25, 2023, between the Trust, on behalf of the Pabrai Wagons Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(ii)
Distribution Services Agreement dated July 12, 2023, between Dhandho Funds LLC and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(iii)
ETF Distribution Agreement dated August 7, 2023, between the Trust and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 860 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 21, 2023.

(A)
Amendment to the ETF Distribution Agreement on behalf of the Pabrai Wagons ETF is herein incorporated by reference from Post-Effective Amendment No. 901 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 2, 2026.

(f)	Bonus or Profit Sharing Contracts — None.

(g)	Custodian Agreements

(i)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(ii)
Custody Agreement dated August 10, 2023 between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 860 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 21, 2023.

(A)
Form of Amendment to the Custody Agreement dated August 10, 2023 between the Trust, on behalf of the Pabrai Wagons Fund, and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(B)
Amendment to the Custody Agreement on behalf of the Pabrai Wagons ETF is herein incorporated by reference from Post-Effective Amendment No. 901 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 2, 2026.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(ii)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(iii)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(iv)
Fund Servicing Agreement dated August 10, 2023 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 860 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 21, 2023.

(A)
Form of Amendment to the Fund Servicing Agreement on behalf of the Pabrai Wagons Fund, is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(B)
Amendment to the Fund Servicing Agreement on behalf of the Pabrai Wagons ETF is herein incorporated by reference from Post-Effective Amendment No. 901 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 2, 2026.

(v)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Pabrai Wagons Fund, and Dhandho Funds LLC, is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(A)
Revised Appendix A dated December 29, 2023 to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Pabrai Wagons Fund, and Dhandho Funds LLC, is herein incorporated by reference from Post-Effective Amendment No. 879 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 28, 2024.

(vi)
Power of Attorney for Kathleen T. Barr dated April 3, 2026, is herein incorporated by reference from Post-Effective Amendment No. 904 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 27, 2026.

(viii)
Power of Attorney for Eric W. Falkeis dated April 3, 2026, is herein incorporated by reference from Post-Effective Amendment No. 904 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 27, 2026.

(ix)
Power of Attorney for Steven J. Paggioli dated April 3, 2026, is herein incorporated by reference from Post-Effective Amendment No. 904 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 27, 2026.

(x)
Power of Attorney for Ashi S. Parikh dated April 3, 2026, is herein incorporated by reference from Post-Effective Amendment No. 904 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 27, 2026.

(xi)
Power of Attorney for Cynthia M. Fornelli dated April 3, 2026, is herein incorporated by reference from Post-Effective Amendment No. 904 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 27, 2026.

(xii)
Power of Attorney for Craig Benton dated April 3, 2026, is herein incorporated by reference from Post-Effective Amendment No. 904 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 27, 2026.

Power of Attorney for Kathryn LaPlante Johnson dated April 3, 2026, is herein incorporated by reference from Post-Effective Amendment No. 904 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 27, 2026.

(i)	Legal Opinions

(i)
Opinion of Counsel by Sullivan & Worcester LLP for the Pabrai Wagons Fund, is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(ii)
Opinion of Counsel by Sullivan & Worcester LLP for the Pabrai Wagons ETF is herein incorporated by reference from Post-Effective Amendment No. 901 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 2, 2026.

(j)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP — filed herewith.

(k)	Omitted Financial Statements — None.

(l)	Initial Capital Agreements — None.

(m)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Pabrai Wagons Fund, is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(i)
Rule 12b-1 Distribution Plan for the Pabrai Wagons ETF is herein incorporated by reference from Post-Effective Amendment No. 901 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 2, 2026.

(n)
Rule 18f-3 Plan adopted by the Trust on behalf of the Pabrai Wagons Fund, is herein incorporated by reference from Post-Effective Amendment No. 862 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2023.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for the Trust (Professionally Managed Portfolios) is herein incorporated by reference from Post-Effective Amendment No. 829 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 26, 2022.

(ii) Code of Ethics for Dhandho Funds, LLC — filed herewith.

(iii) Code of Ethics for Access Persons of Quasar Distributors, LLC — not applicable.

Item 29. Persons Controlled by or Under Common Control with Registrant

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

    Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on June 15, 2009). With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

    With respect to the Adviser (Dhandho Funds LLC), the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC (File No. 801-126634). The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

1.Abacus FCF ETF Trust
2.Advisor Managed Portfolios
3.Antares Private Credit Fund
4.Capital Advisors Growth Fund, Series of Advisors Series Trust
5.Chase Growth Fund, Series of Advisors Series Trust
6.Davidson Multi-Cap Equity Fund, Series of Advisors Series Trust
7.Edgar Lomax Value Fund, Series of Advisors Series Trust
8.Huber Large Cap Value Fund, Series of Advisors Series Trust
9.Huber Mid Cap Value Fund, Series of Advisors Series Trust
10.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11.Huber Small Cap Value Fund, Series of Advisors Series Trust
12.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16.PIA BBB Bond Fund, Series of Advisors Series Trust
17.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.PIA High Yield Fund, Series of Advisors Series Trust
19.PIA MBS Bond Fund, Series of Advisors Series Trust
20.PIA Short-Term Securities Fund, Series of Advisors Series Trust
21.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22.Poplar Forest Partners Fund, Series of Advisors Series Trust
23.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25.Pzena International Value ETF, Series of Advisors Series Trust
26.Pzena International Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Pzena U.S. Large Cap Value ETF, Series of Advisors Series Trust
30.Vox Populi ETF, Series of Advisors Series Trust
31.Scharf ETF, Series of Advisors Series Trust
32.Scharf Global Opportunity ETF, Series of Advisors Series Trust
33.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust

36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.RJ Eagle GCM Dividend Select Income ETF, Series of Carillon Series Trust
44.RJ Eagle Municipal Income ETF, Series of Carillon Series Trust
45.RJ Eagle Vertical Income ETF, Series of Carillon Series Trust
46.DoubleLine Funds Trust
47.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
48.AAM Crescent CLO ETF, Series of ETF Series Solutions
49.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
50.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
51.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
52.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
53.AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
54.AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions
55.AAM Transformers ETF, Series of ETF Series Solutions
56.Acquirers Small and Micro Deep Value ETF, Series of ETF Series Solutions
57.Aptus April Buffer, Series of ETF Series Solutions
58.Aptus April Deep Buffer ETF, Series of ETF Series Solutions
59.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
60.Aptus Deferred Income ETF, Series of ETF Series Solutions
61.Aptus Defined Risk ETF, Series of ETF Series Solutions
62.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
63.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
64.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
65.Aptus January Buffer ETF, Series of ETF Series Solutions
66.Aptus January Deep Buffer ETF, Series of ETF Series Solutions
67.Aptus July Buffer ETF, Series of ETF Series Solutions
68.Aptus July Deep Buffer ETF, Series of ETF Series Solutions
69.Aptus Laddered Buffer ETF, Series of ETF Series Solutions
70.Aptus Laddered Deep Buffer ETF, Series of ETF Series Solutions
71.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
72.Aptus Large Cap Upside ETF, Series of ETF Series Solutions
73.Aptus October Buffer ETF, Series of ETF Series Solutions
74.Aptus October Deep Buffer ETF, Series of ETF Series Solutions
75.Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
76.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
77.Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
78.Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
79.BTD Capital Fund, Series of ETF Series Solutions
80.Carbon Strategy ETF, Series of ETF Series Solutions
81.ClearShares OCIO ETF, Series of ETF Series Solutions
82.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
83.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
84.Colterpoint Net Lease Real Estate ETF, Series of ETF Series Solutions
85.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
86.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
87.Hoya Capital Housing ETF, Series of ETF Series Solutions
88.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
89.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
90.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
91.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
92.Opus Small Cap Value ETF, Series of ETF Series Solutions
93.The Acquirers Fund, Series of ETF Series Solutions

94.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
95.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
96.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
97.U.S. Global JETS ETF, Series of ETF Series Solutions
98.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
99.U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
100.US Vegan Climate ETF, Series of ETF Series Solutions
101.First American Funds Trust
102.First Eagle ETF Trust
103.FundX Investment Trust
104.The Glenmede Fund, Inc.
105.The GoodHaven Funds Trust
106.Harding, Loevner Funds, Inc.
107.Hennessy Funds Trust
108.Horizon Funds
109.Hotchkis & Wiley Funds
110.Intrepid Capital Management Funds Trust
111.Jacob Funds Inc.
112.The Jensen Quality Growth Fund Inc.
113.Kirr, Marbach Partners Funds, Inc.
114.LibreMax Asset-Backed Income Fund
115.Core Alternative ETF, Series of Listed Funds Trust
116.Optimized Equity Income ETF, Series of Listed Funds Trust
117.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
118.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
119.LKCM Funds
120.LoCorr Investment Trust
121.MainGate Trust
122.ATAC Rotation Fund, Series of Managed Portfolio Series
123.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
124.Kensington Active Advantage Fund, Series of Managed Portfolio Series
125.Kensington Defender Fund, Series of Managed Portfolio Series
126.Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
127.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
128.Kensington Managed Income Fund, Series of Managed Portfolio Series
129.LK Balanced Fund, Series of Managed Portfolio Series
130.Leuthold Core ETF, Series of Managed Portfolio Series
131.Leuthold Core Investment Fund, Series of Managed Portfolio Series
132.Leuthold Global Fund, Series of Managed Portfolio Series
133.Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
134.Leuthold Select Industries ETF, Series of Managed Portfolio Series
135.Muhlenkamp Fund, Series of Managed Portfolio Series
136.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
137.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
138.Port Street Quality Growth Fund, Series of Managed Portfolio Series
139.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
140.Reinhart International PMV Fund, Series of Managed Portfolio Series
141.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
142.Tremblant Global ETF, Series of Managed Portfolio Series
143.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
144.Hood River Emerging Markets Fund, Series of Manager Directed Portfolios
145.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
146.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
147.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
148.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
149.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
150.SWP Growth & Income ETF, Series of Manager Directed Portfolios
151.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios

152.Mason Capital Fund Trust
153.Matrix Advisors Funds Trust
154.Monetta Trust
155.Nicholas Equity Income Fund, Inc.
156.Nicholas Fund, Inc.
157.Nicholas II, Inc.
158.Nicholas Limited Edition, Inc.
159.Oaktree Asset-Backed Income Fund Inc.
160.Oaktree Diversified Income Fund Inc.
161.Permanent Portfolio Family of Funds
162.Procure ETF Trust II
163.Professionally Managed Portfolios
164.Provident Mutual Funds, Inc.
165.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
166.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
167.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
168.Aquarius International Fund, Series of The RBB Fund, Inc.
169.Boston Partners All-Cap Value Fund, Series of The RBB Fund, Inc.
170.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
171.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
172.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
173.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
174.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
175.Emerald Growth Fund, Series of The RBB Fund, Inc.
176.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
177.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
178.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
179.F/m Accumulator Ultrashort U.S. Treasury Fund, Series of The RBB Fund, Inc.
180.F/m Callable Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
181.F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.
182.F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.
183.F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
184.F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.
185.F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
186.F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
187.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
188.F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
189.F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
190.F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
191.F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
192.F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
193.F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
194.F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
195.F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
196.F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
197.F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
198.F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
199.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
200.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
201.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
202.Motley Fool Innovative Growth Factor ETF, Series of The RBB Fund, Inc.
203.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
204.Motley Fool Momentum Factor ETF, Series of The RBB Fund, Inc.
205.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
206.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
207.Motley Fool Value Factor ETF, Series of The RBB Fund, Inc.
208.MUFG Japan Small Cap Active ETF, Series of The RBB Fund, Inc.
209.Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.

210.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
211.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
212.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
213.SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
214.SGI Global Equity Fund, Series of The RBB Fund, Inc.
215.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
216.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
217.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
218.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
219.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
220.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
221.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
222.The RBB Fund Trust
223.RBC Funds Trust
224.RBC BlueBay Enhanced Income Fund
225.Rockefeller Municipal Opportunities Fund
226.SEG Partners Long/Short Equity Fund
227.Series Portfolios Trust
228.Thompson IM Funds, Inc.
229.Tortoise Capital Series Trust
230.Bright Rock Mid Cap Fund, Series of Trust for Professional Managers
231.Bright Rock Large Cap Fund, Series of Trust for Professional Managers
232.CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
233.CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
234.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
235.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
236.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
237.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
238.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
239.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
240.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
241.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
242.Wall Street EWM Funds Trust

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)    Not applicable.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Registrant’s Investment Adviser	Dhandho Funds, LLC 4407 Bee Cave Road, Suite 513 West Lake Hills, Texas 78746

Item 34. Management Services

    Not applicable.

Item 35. Undertakings

    Not applicable.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 907 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on October 28, 2026.

Professionally Managed Portfolios

By: /s/ Craig Benton
Craig Benton
President

    Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 907 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Kathleen T. Barr*	Trustee	October 28, 2026
Kathleen T. Barr

Eric W. Falkeis*	Trustee	October 28, 2026
Eric W. Falkeis

Steven J. Paggioli*	Trustee	October 28, 2026
Steven J. Paggioli

Ashi S. Parikh*	Trustee	October 28, 2026
Ashi S. Parikh

Cynthia M. Fornelli*	Trustee	October 28, 2026
Cynthia M. Fornelli

/s/ Craig Benton	President and Principal	October 28, 2026
Craig Benton	Executive Officer

/s/ Kathryn LaPlante Johnson	Treasurer, Principal Financial	October 28, 2026
Kathryn LaPlante Johnson	and Principal Accounting Officer

*By: /s/ Craig Benton
Craig Benton, Attorney-In Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit Number	Description

(p)(ii)	Code of Ethics for Dhandho Funds, LLC
(j)	Consent of Auditor